UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore/BBD High Income Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 75.9%
	Consumer Discretionary - 4.5%
982	Cherokee, Inc.	$37,316
6,920	Citadel Broadcasting Corp.	28,164
1,943	GateHouse Media, Inc.	25,298
1,357	Regal Entertainment Group - Class A	30,587
1,952	World Wrestling Entertainment, Inc. - Class A	29,573

		150,938

	Consumer Staples - 1.0%
1,479	Vector Group Ltd.	33,987

	Energy - 1.2%
1,122	Nordic American Tanker Shipping (Bermuda)	41,379

	Financials - 50.8%
6,348	Alesco Financial, Inc., REIT	34,660
2,259	Annaly Capital Management, Inc., REIT	31,829
3,410	Anthracite Capital, Inc., REIT	30,895
1,512	Arbor Realty Trust, Inc., REIT	30,270
2,870	Ashford Hospitality Trust, Inc., REIT	31,312
1,665	Banco Santander Central Hispano SA, ADR (Spain)	30,419
543	Barclays PLC, ADR (United Kingdom)	26,933
2,807	CBRE Realty Finance, Inc., REIT	16,842
1,105	Capital Trust, Inc./NY, REIT - Class A	38,299
3,189	CapLease, Inc., REIT	30,774
2,249	Cedar Shopping Centers, Inc., REIT	29,777
1,720	Citizens Republic Bancorp, Inc.	30,324
1,896	Corus Bankshares, Inc.	25,330
1,716	Crystal River Capital, Inc., REIT	27,387
2,911	DCT Industrial Trust, Inc., REIT	29,750
2,987	Deerfield Triarc Capital Corp., REIT	26,136
556	Developers Diversified Realty Corp., REIT	29,735
1,520	DiamondRock Hospitality Co., REIT	27,284
833	Duke Realty Corp., REIT	28,147
574	Entertainment Properties Trust, REIT	27,460
1,810	Extra Space Storage, Inc., REIT	27,820
1,816	FNB Corp./PA	30,836
870	First Industrial Realty Trust, Inc., REIT	35,479
2,089	Franklin Street Properties Corp., REIT	36,035
1,254	Getty Realty Corp., REIT	34,197
1,342	Gramercy Capital Corp./New York, REIT	33,751
3,447	HRPT Properties Trust, REIT	33,712
1,085	Health Care Property Investors, Inc., REIT	33,006
817	Health Care REIT, Inc., REIT	32,598
2,633	Hersha Hospitality Trust, REIT	28,779
820	Hospitality Properties Trust, REIT	32,357
1,103	IndyMac Bancorp, Inc.	26,693
784	iStar Financial, Inc., REIT	28,694
2,881	JER Investors Trust, Inc., REIT	35,811

1,486	KKR Financial Holdings L.L.C.	23,018
1,435	LTC Properties, Inc., REIT	32,402
701	Liberty Property Trust, REIT	27,381
807	Lloyds TSB Group PLC, ADR (United Kingdom)	35,734
4,446	Luminent Mortgage Capital, Inc., REIT	7,825
703	Mack-Cali Realty Corp., REIT	29,357
2,708	Medical Properties Trust, Inc., REIT	36,477
974	National Health Investors, Inc., REIT	29,454
1,453	National Retail Properties, Inc., REIT	34,131
1,164	Nationwide Health Properties, Inc., REIT	32,301
1,680	Newcastle Investment Corp., REIT	27,955
3,545	NorthStar Realty Finance Corp., REIT	37,612
2,084	Omega Healthcare Investors, Inc., REIT	31,031
814	Ramco-Gershenson Properties, REIT	26,251
1,254	Realty Income Corp., REIT	33,858
3,066	Resource Capital Corp., REIT	36,792
1,612	Senior Housing Properties Trust, REIT	32,788
608	Sovran Self Storage, Inc., REIT	27,427
1,562	Thornburg Mortgage, Inc., REIT	18,400
1,011	Universal Health Realty Income Trust, REIT	33,889
1,757	Urstadt Biddle Properties, Inc., REIT - Class A	29,764
824	Ventas, Inc., REIT	31,378
687	Washington Mutual, Inc.	25,227

		1,713,783

	Health Care - 0.6%
1,232	Biovail Corp. (Canada)	21,585

	Industrials - 9.6%
786	Aircastle Ltd. (Bermuda)	27,109
965	Danaos Corp. (Marshall Islands)	33,630
1,733	Diana Shipping, Inc. (Marshall Islands)	46,011
1,716	Eagle Bulk Shipping, Inc. (Marshall Islands)	45,234
2,236	Euroseas Ltd. (Marshall Islands)	32,377
785	Genco Shipping & Trading Ltd. (Marshall Islands)	44,039
736	Macquarie Infrastructure Co. L.L.C.	29,771
1,982	Quintana Maritime Ltd. (Marshall Islands)	34,408
936	Seaspan Corp. (Marshall Islands)	30,055

		322,634

	Materials - 1.1%
337	Southern Copper Corp.	35,469

	Telecommunications - 3.5%
475	BT Group PLC, ADR (United Kingdom)	30,286
2,103	Citizens Communications Co.	30,514
1,477	Consolidated Communications Holdings, Inc.	27,443
2,188	Windstream Corp.	31,245

		119,488

	Utilities - 3.6%
600	Ameren Corp.	30,468
648	Consolidated Edison, Inc.	29,769
1,373	Empire District Electric Co.	31,483
570	Integrys Energy Group, Inc.	28,597

		120,317

	Total Common Stocks - 75.9%
	(Cost $2,869,531)	2,559,580

	Rights - 0.0%
288	KKR Financial Holdings L.L.C.	81

	Master Limited Partnerships - 13.7%
	Consumer Discretionary - 0.9%
1,164	Cedar Fair L.P.	29,461

	Energy - 9.9%
705	Alliance Resource Partners L.P.	23,625
627	Buckeye Partners L.P.	30,754
583	Enbridge Energy Partners L.P.	29,727
476	Energy Transfer Partners L.P.	24,771
991	Enterprise Products Partners L.P.	29,244
558	Kinder Morgan Energy Partners L.P.	28,062
1,166	Legacy Reserves L.P.	27,063
628	Magellan Midstream Partners L.P.	27,004
895	Markwest Energy Partners L.P.	28,533
445	ONEOK Partners L.P.	28,476
460	Plains All American Pipeline L.P.	26,473
708	TEPPCO Partners L.P.	28,426

		332,158

	Financials - 0.9%
1,001	WP Carey & Co. L.L.C.	31,251

	Materials - 0.7%
226	Terra Nitrogen Co. L.P.	24,392

	Utilities - 1.3%
1,283	Amerigas Partners L.P.	44,982

	Total Master Limited Partnerships
	(Cost $502,865)	462,244

	Investment Companies - 10.4%
2,726	BlackRock Corporate High Yield Fund VI, Inc.	33,121
4,531	Liberty All Star Equity Fund	37,517
1,429	NFJ Dividend Interest & Premium Strategy Fund	34,124
2,445	Neuberger Berman Real Estate Securities Income Fund, Inc.	37,531
1,878	Neuberger Berman Realty Income Fund	37,616
2,815	Nuveen Multi-Strategy Income and Growth Fund	34,343
2,807	Nuveen Multi-Strategy Income and Growth Fund 2	34,891
1,860	Pioneer Floating Rate Trust	33,108
3,336	Western Asset High Income Fund II, Inc.	34,160
5,376	Western Asset High Income Opportunity Fund, Inc.	34,568

	Total Investment Companies
	(Cost $384,272)	350,979

Total Investments - 100.0%
(Cost $3,756,668)	3,372,884
Liabilities in excess of Other Assets - (0.0%)	(332)

Net Assets - 100.0%	$3,372,552

ADR -	American Depositary Receipt
L.P. -	Limited Partnership
L.L.C. -	Limited Liability Company
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Corporation

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	85.8%
Marshall Islands	7.9%
United Kingdom	2.8%
Bermuda	2.0%
Spain	0.9%
Canada	0.6%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Claymore/KLD Sudan Free Large-Cap Core ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stock - 100.0%
	Consumer Discretionary - 12.6%
43	Advance Auto Parts, Inc.	$1,529
123	Amazon.Com, Inc. (a)	9,829
75	American Eagle Outfitters, Inc.	1,937
28	AnnTaylor Stores Corp. (a)	878
58	Apollo Group, Inc. - Class A (a)	3,403
32	Autoliv, Inc.	1,836
19	Autozone, Inc. (a)	2,305
21	Barnes & Noble, Inc.	757
112	Bed Bath & Beyond, Inc. (a)	3,880
160	Best Buy Co., Inc.	7,032
27	Black & Decker Corp.	2,342
23	BorgWarner, Inc.	1,944
46	Brinker International, Inc.	1,327
26	Burger King Holdings, Inc.	616
89	Cablevision Systems Corp. - Class A (a)	2,986
87	Carmax, Inc. (a)	1,971
48	Centex Corp.	1,388
14	Central European Media Enterprises Ltd. - Class A (Bermuda) (a)	1,291
29	Cheesecake Factory (The) (a)	723
71	Chico’s FAS, Inc. (a)	1,135
15	Choice Hotels International, Inc.	562
69	Circuit City Stores, Inc.	751
150	Coach, Inc. (a)	6,680
25	Coldwater Creek, Inc. (a)	311
32	CROCS, Inc. (a)	1,889
21	CTC Media, Inc. (a)	483
57	Darden Restaurants, Inc.	2,371
16	Dick’s Sporting Goods, Inc. (a)	1,038
113	Discovery Holding Co. - Class A (a)	2,839
39	Dollar Tree Stores, Inc. (a)	1,695
24	Dow Jones & Co., Inc.	1,417
127	DR Horton, Inc.	1,919
27	DreamWorks Animation SKG, Inc. - Class A (a)	833
116	Eastman Kodak Co.	3,094
36	EW Scripps Co. - Class A	1,480
81	Expedia, Inc. (a)	2,418
61	Family Dollar Stores, Inc.	1,786
63	Foot Locker, Inc.	1,053
63	GameStop Corp. - Class A (a)	3,159
242	Gap, Inc. (The)	4,540
47	Garmin Ltd. (Cayman Islands)	4,786
58	Gentex Corp.	1,162
69	Genuine Parts Co.	3,428
20	Getty Images, Inc. (a)	624
22	Guess?, Inc.	1,166

104	Harley-Davidson, Inc.	5,594
26	Harman International Industries, Inc.	2,948
20	Harte-Hanks, Inc.	484
10	Hearst-Argyle Television, Inc.	256
157	Hilton Hotels Corp.	7,214
812	Home Depot, Inc.	31,108
70	InterActiveCorp. (a)	1,945
59	Idearc, Inc.	2,014
14	International Speedway Corp. - Class A	659
16	ITT Educational Services, Inc. (a)	1,757
91	J.C. Penney Co., Inc.	6,257
20	John Wiley & Sons, Inc. - Class A	829
80	Johnson Controls, Inc.	9,048
44	Jones Apparel Group, Inc.	844
129	Kohl’s Corp. (a)	7,650
33	Lamar Advertising Co. - Class A (a)	1,746
71	Leggett & Platt, Inc.	1,448
55	Lennar Corp. - Class A	1,555
155	Liberty Global, Inc. - Class A (a)	6,352
52	Liberty Media Corp. - Capital Series A (a) (Tracking Stock)	5,667
263	Liberty Media Corp. - Interactive Class A (a) (Tracking Stock)	4,989
142	Limited Brands, Inc.	3,289
42	Liz Claiborne, Inc.	1,435
607	Lowe’s Cos., Inc.	18,853
185	Macy’s, Inc.	5,868
133	Marriott International, Inc. - Class A	5,908
159	Mattel, Inc.	3,439
18	McClatchy Co. - Class A	406
491	McDonald’s Corp.	24,182
138	McGraw-Hill Cos., Inc. (The)	6,963
14	MDC Holdings, Inc.	623
19	Meredith Corp.	1,062
22	Mohawk Industries, Inc. (a)	1,921
58	New York Times Co. (The) - Class A	1,275
112	Newell Rubbermaid, Inc.	2,889
144	Nike, Inc. - Class B	8,113
104	Nordstrom, Inc.	5,002
14	NutriSystem, Inc. (a)	759
2	NVR, Inc. (a)	1,119
111	Office Depot, Inc. (a)	2,714
134	Omnicom Group, Inc.	6,825
46	O’Reilly Automotive, Inc. (a)	1,635
11	Panera Bread Co. - Class A (a)	481
23	Penske Auto Group, Inc.	453
55	PetSmart, Inc.	1,909
23	Phillips-Van Heusen	1,339
25	Polo Ralph Lauren Corp.	1,889
20	Pool Corp.	653
85	Pulte Homes, Inc.	1,414
55	RadioShack Corp.	1,307
32	Regal Entertainment Group - Class A	721
29	R.H. Donnelley Corp. (a)	1,706
56	Ross Stores, Inc.	1,558

17	Ryland Group, Inc.	487
589	Sirius Satellite Radio, Inc. (a)	1,749
23	Snap-On, Inc.	1,127
34	Stanley Works (The)	1,929
288	Staples, Inc.	6,840
299	Starbucks Corp. (a)	8,237
353	Target Corp.	23,273
14	Thor Industries, Inc.	616
55	Tiffany & Co.	2,823
76	Tim Hortons, Inc.	2,516
63	Time Warner Cable, Inc. - Class A (a)	2,312
1,551	Time Warner, Inc.	29,438
183	TJX Cos., Inc.	5,580
51	Toll Brothers, Inc. (a)	1,089
14	Tractor Supply Co. (a)	674
34	Tribune Co.	937
36	VF Corp.	2,875
246	Viacom, Inc. - Class B (a)	9,707
118	Virgin Media, Inc.	2,808
24	WABCO Holdings, Inc.	1,086
814	Walt Disney Co. (The)	27,350
14	Warner Music Group Corp.	161
2	Washington Post Co. (The) - Class B	1,531
14	Weight Watchers International, Inc.	727
35	Wendy’s International, Inc.	1,151
32	Whirlpool Corp.	3,085
37	Williams-Sonoma, Inc.	1,233
115	XM Satellite Radio Holdings, Inc. - Class A (a)	1,434

		461,442

	Consumer Staples - 6.7%
34	Alberto-Culver Co.	788
177	Avon Products, Inc.	6,080
16	Bare Escentuals, Inc. (a)	394
93	Campbell Soup Co.	3,511
27	Church & Dwight Co., Inc.	1,213
61	Clorox Co.	3,648
206	Colgate-Palmolive Co.	13,662
30	Corn Products International, Inc.	1,356
180	Costco Wholesale Corp.	11,115
52	Dean Foods Co. (a)	1,397
81	Del Monte Foods Co.	854
23	Energizer Holdings, Inc. (a)	2,436
44	Estee Lauder Cos., Inc. (The) - Class A	1,830
140	General Mills, Inc.	7,823
27	Hansen Natural Corp. (a)	1,213
20	Herbalife Ltd. (Cayman Islands)	849
68	Hershey Co. (The)	3,162
131	HJ Heinz Co.	5,907
30	Hormel Foods Corp.	1,069
23	JM Smucker Co. (The)	1,265
95	Kellogg Co.	5,218
184	Kimberly-Clark Corp.	12,639
660	Kraft Foods, Inc. - Class A	21,160

53	McCormick & Co., Inc.	1,900
57	Pepsi Bottling Group, Inc.	1,972
24	PepsiAmericas, Inc.	710
1,287	Procter & Gamble Co.	84,054
178	Safeway, Inc.	5,648
296	Sara Lee Corp.	4,920
85	SUPERVALU, Inc.	3,583
249	SYSCO Corp.	8,312
410	Walgreen Co.	18,479
57	Whole Foods Market, Inc.	2,523
97	WM Wrigley Jr. Co.	5,650

		246,340

	Energy - 5.3%
133	Apache Corp.	10,292
39	Cabot Oil & Gas Corp.	1,300
44	Cameron International Corp. (a)	3,598
20	Cheniere Energy, Inc. (a)	722
186	Chesapeake Energy Corp.	6,000
34	Cimarex Energy Co.	1,218
12	Continental Resources, Inc. (a)	178
49	Denbury Resources, Inc. (a)	1,949
184	Devon Energy Corp.	13,857
35	Dresser-Rand Group, Inc. (a)	1,290
282	El Paso Corp.	4,475
60	ENSCO International, Inc.	3,253
99	EOG Resources, Inc.	6,669
26	FMC Technologies, Inc. (a)	2,462
32	Forest Oil Corp. (a)	1,237
44	Frontier Oil Corp.	1,805
37	Global Industries Ltd. (a)	895
92	GlobalSantaFe Corp. (Cayman Islands)	6,494
51	Grant Prideco, Inc. (a)	2,820
37	Helix Energy Solutions Group, Inc. (a)	1,422
42	Helmerich & Payne, Inc.	1,323
112	Hess Corp.	6,873
18	Holly Corp.	1,200
76	Murphy Oil Corp.	4,631
113	Nabors Industries Ltd. (Bermuda) (a)	3,344
72	National Oilwell Varco, Inc. (a)	9,216
52	Newfield Exploration Co. (a)	2,261
108	Noble Corp. (Cayman Islands)	5,299
69	Noble Energy, Inc.	4,145
22	Oceaneering International, Inc. (a)	1,478
13	Overseas Shipholding Group, Inc.	928
50	Pioneer Natural Resources Co.	2,053
29	Plains Exploration & Production Co. (a)	1,088
24	Pogo Producing Co.	1,195
67	Pride International, Inc. (a)	2,356
20	Quicksilver Resources, Inc. (a)	799
60	Range Resources Corp.	2,179
45	Rowan Cos., Inc.	1,689
10	SEACOR Holdings, Inc. (a)	878
81	Smith International, Inc.	5,428

68	Southwestern Energy Co. (a)	2,529
255	Spectra Energy Corp.	5,929
25	St. Mary Land & Exploration Co.	834
49	Sunoco, Inc.	3,584
33	Superior Energy Services, Inc. (a)	1,281
16	Teekay Corp. (Marshall Islands)	927
29	Tetra Technologies, Inc. (a)	580
23	Tidewater, Inc.	1,505
116	Transocean, Inc. (Cayman Islands) (a)	12,190
19	Unit Corp. (a)	932
226	Valero Energy Corp.	15,483
11	W&T Offshore, Inc.	245
11	Western Refining, Inc.	570
241	Williams Cos., Inc.	7,471
148	XTO Energy, Inc.	8,045

		192,404

	Financials - 22.1%
12	Affiliated Managers Group, Inc. (a)	1,359
197	Aflac, Inc.	10,502
31	A.G. Edwards, Inc.	2,591
2	Alleghany Corp. (a)	824
61	Allied Capital Corp.	1,819
24	Allied World Assurance Holdings Ltd. (Bermuda)	1,152
40	AMB Property Corp. - REIT	2,199
41	AMBAC Financial Group, Inc.	2,576
65	American Capital Strategies Ltd.	2,684
427	American Express Co.	25,031
33	American Financial Group, Inc.	931
6	American National Insurance	756
48	AmeriCredit Corp. (a)	831
95	Ameriprise Financial, Inc.	5,796
164	Annaly Capital Management, Inc. - REIT	2,311
21	Arch Capital Group Ltd. (Bermuda) (a)	1,508
90	Archstone-Smith Trust - REIT	5,292
40	Arthur J. Gallagher & Co.	1,181
51	Associated Banc-Corp.	1,439
49	Assurant, Inc.	2,525
35	Astoria Financial Corp.	912
32	AvalonBay Communities, Inc. - REIT	3,660
62	Axis Capital Holdings Ltd. (Bermuda)	2,238
33	Bancorpsouth, Inc.	825
1,807	Bank of America Corp.	91,579
20	Bank of Hawaii Corp.	1,028
466	Bank of New York Mellon Corp. (The)	18,840
222	BB&T Corp.	8,820
26	BlackRock, Inc.	4,033
9	BOK Financial Corp.	458
41	Boston Properties, Inc. - REIT	4,103
35	Brandywine Realty Trust - REIT	902
20	BRE Properties, Inc. - REIT	1,111
45	Brown & Brown, Inc.	1,211
23	Camden Property Trust - REIT	1,414
168	Capital One Financial Corp.	10,863

51	CapitalSource, Inc. - REIT	909
9	Capitol Federal Financial	313
79	CB Richard Ellis Group, Inc. - Class A (a)	2,332
26	CBL & Associates Properties, Inc. - REIT	857
408	Charles Schwab Corp. (The)	8,078
162	Chubb Corp.	8,283
69	Cincinnati Financial Corp.	2,908
16	City National Corp.	1,142
24	CME Group, Inc.	13,315
64	Colonial BancGroup, Inc. (The)	1,358
19	Colonial Properties Trust - REIT	682
63	Comerica, Inc.	3,514
77	Commerce Bancorp, Inc.	2,828
28	Commerce Bancshares, Inc.	1,308
53	Compass Bancshares, Inc.	3,464
24	Cullen/Frost Bankers, Inc.	1,238
50	Developers Diversified Realty Corp. - REIT	2,674
42	Douglas Emmett, Inc. - REIT	1,027
55	Duke Realty Corp. - REIT	1,858
172	E*Trade Financial Corp. (a)	2,680
25	East West Bancorp., Inc.	895
44	Eaton Vance Corp.	1,689
24	Endurance Specialty Holdings Ltd. (Bermuda)	957
117	Equity Residential - REIT	4,708
20	Erie Indemnity Co. - Class A	1,118
10	Essex Property Trust, Inc. - REIT	1,178
25	Everest Re Group Ltd. (Bermuda)	2,547
23	Federal Realty Invs. Trust - REIT	1,934
35	Federated Investors, Inc. - Class B	1,229
222	Fifth Third Bancorp.	7,923
2	First Citizens BancShares, Inc. - Class A	355
51	First Horizon National Corp.	1,565
25	First Marblehead Corp. (The)	837
29	Forest City Enterprises, Inc. - Class A	1,611
67	Franklin Resources, Inc.	8,829
267	Freddie Mac	16,450
70	Fulton Financial Corp.	1,029
87	General Growth Properties, Inc. - REIT	4,325
175	Genworth Financial, Inc. - Class A	5,072
168	Goldman Sachs Group, Inc. (The)	29,570
21	Hanover Insurance Group, Inc. (The)	898
128	Hartford Financial Services Group, Inc.	11,381
45	HCC Insurance Holdings, Inc.	1,242
83	Health Care Property Investors, Inc. - REIT	2,525
32	Health Care REIT, Inc. - REIT	1,277
38	Hospitality Properties Trust - REIT	1,499
210	Host Hotels & Resorts, Inc. - REIT	4,681
85	HRPT Properties Trust - REIT	831
219	Hudson City Bancorp., Inc.	3,114
30	IndyMac Bancorp., Inc.	726
28	IntercontinentalExchange, Inc. (a)	4,084
18	Investment Technology Group, Inc. (a)	728
52	iStar Financial, Inc. - REIT	1,903

75	Janus Capital Group, Inc.	1,994
15	Jones Lang LaSalle, Inc.	1,675
158	Keycorp.	5,261
13	Kilroy Realty Corp. - REIT	795
87	Kimco Realty Corp. - REIT	3,725
21	Lazard Ltd. - Class A (Bermuda)	842
53	Legg Mason, Inc.	4,601
66	Leucadia National Corp.	2,929
37	Liberty Property Trust - REIT	1,445
109	Lincoln National Corp.	6,636
28	M&T Bank Corp.	2,965
29	Macerich Co. (The) - REIT	2,355
27	Mack-Cali Realty Corp. - REIT	1,128
4	Markel Corp. (a)	1,903
104	Marshall & Ilsley Corp.	4,546
53	MBIA, Inc.	3,180
11	Mercury General Corp.	580
358	Merrill Lynch & Co., Inc.	26,385
33	MGIC Investment Corp.	995
91	Moody’s Corp.	4,172
45	Nasdaq Stock Market, Inc. (The) (a)	1,470
206	National City Corp.	5,543
21	Nationwide Financial Services - Class A	1,124
126	New York Community Bancorp., Inc.	2,229
88	Northern Trust Corp.	5,408
32	Nuveen Investments, Inc. - Class A	1,990
37	Nymex Holdings, Inc.	4,774
106	NYSE Euronext	7,712
93	Old Republic International Corp.	1,692
11	OneBeacon Insurance Group Ltd. (Bermuda)	235
23	PartnerRe Ltd. (Bermuda)	1,672
87	People’s United Financial, Inc.	1,538
23	Philadelphia Consolidated Holdings Co. (a)	920
35	PMI Group, Inc. (The)	1,109
139	PNC Financial Services Group, Inc.	9,781
113	Popular, Inc. (Puerto Rico)	1,394
108	Principal Financial Group, Inc.	5,993
297	Progressive Corp. (The)	6,041
103	Prologis - REIT	6,196
28	Protective Life Corp.	1,170
50	Public Storage - REIT	3,789
32	Radian Group, Inc.	565
31	Rayonier, Inc. - REIT	1,325
28	Regency Centers Corp. - REIT	1,945
284	Regions Financial Corp.	8,889
29	RenaissanceRe Holdings Ltd. (Bermuda)	1,661
43	Safeco Corp.	2,495
52	SEI Investments Co.	1,319
89	Simon Property Group, Inc. - REIT	8,448
24	SL Green Realty Corp. - REIT	2,676
173	Sovereign Bancorp., Inc.	3,128
30	St. Joe Co. (The)	949
22	StanCorp Financial Group, Inc.	1,036

160	State Street Corp.	9,818
144	SunTrust Banks, Inc.	11,340
112	Synovus Financial Corp.	3,093
107	T. Rowe Price Group, Inc.	5,491
22	Taubman Centers, Inc. - REIT	1,135
52	TCF Financial Corp.	1,314
49	Thornburg Mortgage, Inc. - REIT	577
38	Torchmark Corp.	2,339
268	Travelers Cos., Inc. (The)	13,545
55	UDR, Inc. - REIT	1,381
19	UnionBanCal Corp.	1,117
18	Unitrin, Inc.	818
138	Unum Group	3,377
716	US Bancorp.	23,163
49	Valley National Bancorp.	1,112
54	Ventas, Inc. - REIT	2,056
54	Vornado Realty Trust - REIT	5,756
789	Wachovia Corp.	38,645
35	Washington Federal, Inc.	929
356	Washington Mutual, Inc.	13,072
23	Webster Financial Corp.	977
31	Weingarten Realty Investors - REIT	1,247
1,371	Wells Fargo & Co.	50,096
1	Wesco Financial Corp.	395
4	White Mountains Insurance Group Ltd. (Bermuda)	2,088
27	Whitney Holdings Corp.	748
28	Wilmington Trust Corp.	1,123
69	WR Berkley Corp.	2,062
75	XL Capital Ltd. - Class A (Cayman Islands)	5,715
44	Zions Bancorporation	3,106

		806,745

	Health Care - 13.2%
10	Abraxis BioScience, Inc. (a)	219
24	Advanced Medical Optics, Inc. (a)	690
206	Aetna, Inc.	10,487
477	Amgen, Inc. (a)	23,902
53	Amylin Pharmaceuticals, Inc. (a)	2,599
75	Applera Corp. - Applied Biosystems Group (Tracking Stock)	2,371
44	Barr Pharmaceuticals, Inc. (a)	2,239
263	Baxter International, Inc.	14,402
25	Beckman Coulter, Inc.	1,799
99	Becton, Dickinson & Co.	7,617
138	Biogen Idec, Inc. (a)	8,807
99	Biomet, Inc.	4,537
537	Boston Scientific Corp. (a)	6,890
811	Bristol-Myers Squibb Co.	23,641
15	Brookdale Senior Living, Inc.	549
153	Celgene Corp. (a)	9,824
27	Cephalon, Inc. (a)	2,026
27	Cerner Corp. (a)	1,540
39	Community Health Systems, Inc. (a)	1,354
18	Cooper Cos., Inc. (The)	878
199	Covidien Ltd. (Bermuda) (a)	7,926

42	C.R. Bard, Inc.	3,502
46	Cytyc Corp. (a)	1,966
33	Dade Behring Holdings, Inc.	2,492
42	DaVita, Inc. (a)	2,416
61	Dentsply International, Inc.	2,402
23	Edwards Lifesciences Corp. (a)	1,111
410	Eli Lilly & Co.	23,514
54	Endo Pharmaceuticals Holdings, Inc. (a)	1,722
94	Express Scripts, Inc. (a)	5,147
129	Forest Laboratories, Inc. (a)	4,854
188	Genentech, Inc. (a)	14,064
21	Gen-Probe, Inc. (a)	1,344
106	Genzyme Corp. (a)	6,615
376	Gilead Sciences, Inc. (a)	13,675
98	Health Management Associates, Inc. - Class A	667
36	Henry Schein, Inc. (a)	2,095
25	Hillenbrand Industries, Inc.	1,439
12	Idexx Laboratories, Inc. (a)	1,341
79	IMS Health, Inc.	2,365
15	Intuitive Surgical, Inc. (a)	3,319
19	Invitrogen Corp. (a)	1,480
1,181	Johnson & Johnson	72,974
21	Kinetic Concepts, Inc. (a)	1,262
98	King Pharmaceuticals, Inc. (a)	1,473
47	Laboratory Corp. of America Holdings (a)	3,650
23	LifePoint Hospitals, Inc. (a)	646
34	Lincare Holdings, Inc. (a)	1,224
473	Medtronic, Inc.	24,993
892	Merck & Co., Inc.	44,752
129	Millennium Pharmaceuticals, Inc. (a)	1,309
22	Millipore Corp. (a)	1,533
100	Mylan Laboratories, Inc.	1,510
49	Omnicare, Inc.	1,599
56	Patterson Cos., Inc. (a)	2,060
47	PDL BioPharma, Inc. (a)	917
20	Pediatrix Medical Group, Inc. (a)	1,193
63	Quest Diagnostics, Inc.	3,449
31	Resmed, Inc. (a)	1,260
30	Respironics, Inc. (a)	1,423
613	Schering-Plough Corp.	18,402
43	Sepracor, Inc. (a)	1,254
22	Sierra Health Services, Inc. (a)	924
136	St. Jude Medical, Inc. (a)	5,926
122	Stryker Corp.	8,150
16	Techne Corp. (a)	1,008
170	Thermo Fisher Scientific, Inc. (a)	9,219
51	Varian Medical Systems, Inc. (a)	2,060
34	VCA Antech, Inc. (a)	1,390
53	Vertex Pharmaceuticals, Inc. (a)	2,065
37	Warner Chilcott Ltd. - Class A (Bermuda) (a)	686
41	Waters Corp. (a)	2,524
41	Watson Pharmaceuticals, Inc. (a)	1,223
17	WellCare Health Plans, Inc. (a)	1,678

252	WellPoint, Inc. (a)	20,309
95	Zimmer Holdings, Inc. (a)	7,441

		483,313

	Industrials - 7.7%
298	3M Co.	27,115
37	AGCO Corp. (a)	1,598
10	Aircastle Ltd. (Bermuda)	345
17	Alexander & Baldwin, Inc.	882
73	American Standard Cos., Inc.	2,689
43	Ametek, Inc.	1,720
97	AMR Corp. (a)	2,377
8	Armstrong World Industries, Inc. (a)	336
43	Avery Dennison Corp.	2,571
37	BE Aerospace, Inc. (a)	1,442
18	Brink’s Co. (The)	1,033
68	C.H. Robinson Worldwide, Inc.	3,335
39	Continental Airlines, Inc. - Class B (a)	1,297
74	Cooper Industries Ltd. - Class A (Bermuda)	3,787
7	Copa Holdings SA - Class A (Panama)	339
28	Copart, Inc. (a)	822
15	Corporate Executive Board Co.	1,020
21	Crane Co.	941
176	CSX Corp.	7,216
42	Cummins, Inc.	4,974
99	Danaher Corp.	7,688
95	Deere & Co.	12,926
32	Donaldson Co., Inc.	1,222
82	Dover Corp.	4,051
24	Dun & Bradstreet Corp.	2,341
59	Eaton Corp.	5,559
321	Emerson Electric Co.	15,803
59	Equifax, Inc.	2,273
86	Expeditors International Washington, Inc.	3,799
51	Fastenal Co.	2,326
124	FedEx Corp.	13,600
14	First Solar, Inc. (a)	1,452
23	Flowserve Corp.	1,642
36	Fluor Corp.	4,577
21	Gardner Denver, Inc. (a)	838
21	General Cable Corp. (a)	1,222
27	Graco, Inc.	1,091
34	Harsco Corp.	1,892
129	Hertz Global Holdings, Inc. (a)	2,852
19	HNI Corp.	776
24	Hubbell, Inc. - Class B	1,300
33	IDEX Corp.	1,270
200	Illinois Tool Works, Inc.	11,634
39	JB Hunt Transport Services, Inc.	1,122
31	Kansas City Southern (a)	942
21	Kirby Corp. (a)	804
32	Laidlaw International, Inc.	1,109
22	Landstar System, Inc.	946
23	Lennox International, Inc.	827

17	Lincoln Electric Holdings, Inc.	1,223
25	Manitowoc Co., Inc. (The)	1,987
34	Manpower, Inc.	2,389
152	Masco Corp.	3,955
51	Monster Worldwide, Inc. (a)	1,744
19	MSC Industrial Direct Co. - Class A	984
158	Norfolk Southern Corp.	8,091
44	Owens Corning, Inc. (a)	1,098
100	Paccar, Inc.	8,555
50	Pall Corp.	1,907
40	Pentair, Inc.	1,485
89	Pitney Bowes, Inc.	3,976
67	Quanta Services, Inc. (a)	1,894
59	Robert Half International, Inc.	1,884
64	Rockwell Automation, Inc.	4,509
36	Roper Industries, Inc.	2,278
89	R.R. Donnelley & Sons Co.	3,188
25	Ryder System, Inc.	1,369
315	Southwest Airlines Co.	4,760
28	Spirit Aerosystems Holdings, Inc. - Class A (a)	1,001
23	SPX Corp.	2,071
33	Steelcase, Inc. - Class A	582
9	Sunpower Corp. - Class A (a)	615
16	Teleflex, Inc.	1,244
42	Terex Corp. (a)	3,355
23	Thomas & Betts Corp. (a)	1,274
38	Timken Co.	1,351
16	Toro Co.	946
199	Tyco International Ltd. (Bermuda)	8,788
47	UAL Corp. (a)	2,231
271	United Parcel Service, Inc. - Class B	20,558
33	United Rentals, Inc. (a)	1,076
21	URS Corp. (a)	1,122
40	UTi Worldwide, Inc. (British Virgin Islands)	890
18	WESCO International, Inc. (a)	857
29	WW Grainger, Inc.	2,657
23	YRC Worldwide, Inc. (a)	709

		282,326

	Information Technology - 21.6%
239	Accenture Ltd. - Class A (Bermuda)	9,849
114	Activision, Inc. (a)	2,222
47	ADC Telecommunications, Inc. (a)	860
237	Adobe Systems, Inc. (a)	10,132
223	Advanced Micro Devices, Inc. (a)	2,899
163	Agilent Technologies, Inc. (a)	5,933
32	Alliance Data Systems Corp. (a)	2,510
80	Amdocs Ltd. (Guernsey) (a)	2,824
353	Apple, Inc. (a)	48,883
557	Applied Materials, Inc.	11,898
93	Autodesk, Inc. (a)	4,308
223	Automatic Data Processing, Inc.	10,200
158	BEA Systems, Inc. (a)	1,928
81	BMC Software, Inc. (a)	2,480

24	CDW Corp.	2,066
32	Checkfree Corp. (a)	1,479
2,478	Cisco Systems, Inc. (a)	79,098
58	Cognizant Technology Solutions Corp. - Class A (a)	4,264
25	CommScope, Inc. (a)	1,415
121	Compuware Corp. (a)	981
55	Convergys Corp. (a)	921
634	Corning, Inc.	14,817
34	Cree, Inc. (a)	904
934	Dell, Inc. (a)	26,386
16	Dolby Laboratories, Inc. - Class A (a)	583
22	DST Systems, Inc. (a)	1,682
461	eBay, Inc. (a)	15,720
126	Electronic Arts, Inc. (a)	6,670
846	EMC Corp.	16,632
17	Factset Research Systems, Inc.	1,019
23	Fair Isaac Corp.	851
304	First Data Corp.	10,099
68	Fiserv, Inc. (a)	3,163
96	Google, Inc. - Class A (a)	49,464
38	Hewitt Associates, Inc. - Class A (a)	1,278
1,092	Hewlett-Packard Co.	53,890
2,369	Intel Corp.	61,002
553	International Business Machines Corp.	64,530
136	Intuit, Inc. (a)	3,714
71	Iron Mountain, Inc. (a)	2,006
77	Kla-Tencor Corp.	4,425
54	Lam Research Corp. (a)	2,896
38	Lexmark International, Inc. - Class A (a)	1,416
310	LSI Corp. (a)	2,136
32	Mastercard, Inc. - Class A	4,384
15	Mettler Toledo International, Inc. (a)	1,415
305	Micron Technology, Inc. (a)	3,492
3,344	Microsoft Corp.	96,073
55	Molex, Inc.	1,438
34	MoneyGram International, Inc.	723
933	Motorola, Inc.	15,814
150	Network Appliance, Inc. (a)	4,179
140	Novell, Inc. (a)	1,042
51	Novellus Systems, Inc. (a)	1,396
137	Paychex, Inc.	6,087
62	QLogic Corp. (a)	825
685	Qualcomm, Inc.	27,325
38	Salesforce.com, Inc. (a)	1,536
219	Seagate Technology (Cayman Islands)	5,655
359	Solectron Corp. (a)	1,393
1,439	Sun Microsystems, Inc. (a)	7,713
363	Symantec Corp. (a)	6,828
22	Tech Data Corp. (a)	858
32	Tektronix, Inc.	1,029
176	Tellabs, Inc. (a)	1,857
76	Teradyne, Inc. (a)	1,132
591	Texas Instruments, Inc.	20,236

15	Total System Services, Inc.	416
199	Tyco Electronics Ltd. (Bermuda) (a)	6,939
140	Unisys Corp. (a)	1,032
36	Varian Semiconductor Equipment Associates, Inc. (a)	2,003
98	VeriSign, Inc. (a)	3,156
3	WebMD Health Corp. - Class A (a)	164
378	Xerox Corp. (a)	6,475
120	Xilinx, Inc.	3,068

		788,116

	Materials - 3.2%
87	Air Products & Chemicals, Inc.	7,831
32	Airgas, Inc.	1,479
350	Alcoa, Inc.	12,786
41	Allegheny Technologies, Inc.	4,075
23	Ashland, Inc.	1,375
42	Bemis Co., Inc.	1,255
26	Cabot Corp.	1,049
11	Carpenter Technology Corp.	1,285
19	Chaparral Steel Co.	1,625
17	Cleveland-Cliffs, Inc.	1,297
48	Commercial Metals Co.	1,387
177	Domtor Corp. (a)	1,416
19	Eagle Materials, Inc.	721
70	Ecolab, Inc.	2,916
19	Florida Rock Industries, Inc.	1,188
36	International Flavors & Fragrances, Inc.	1,808
176	International Paper Co.	6,179
42	Louisiana-Pacific Corp.	787
28	Lubrizol Corp.	1,780
17	Martin Marietta Materials, Inc.	2,295
74	MeadWestvaco Corp.	2,338
58	Nalco Holding Co.	1,450
122	Nucor Corp.	6,454
62	Owens-Illinois, Inc. (a)	2,494
37	Packaging Corp. of America	964
53	Pactiv Corp. (a)	1,550
66	PPG Industries, Inc.	4,841
128	Praxair, Inc.	9,685
27	Reliance Steel & Aluminum Co.	1,430
61	Rohm & Haas Co.	3,449
49	RPM International, Inc.	1,109
65	Sealed Air Corp.	1,719
53	Sigma-Aldrich Corp.	2,374
103	Smurfit-Stone Container Corp. (a)	1,088
40	Sonoco Products Co.	1,441
38	Steel Dynamics, Inc.	1,648
43	Temple-Inland, Inc.	2,368
48	United States Steel Corp.	4,535
41	Valspar Corp.	1,106
38	Vulcan Materials Co.	3,420
8	Westlake Chemical Corp.	217
87	Weyerhaeuser Co.	5,931

		116,145

	Telecommunication Services - 6.0%
139	Alltel Corp.	9,488
168	American Tower Corp. - Class A (a)	6,656
2,516	AT&T, Inc.	100,313
44	CenturyTel, Inc.	2,111
138	Citizens Communications Co.	2,002
93	Crown Castle International Corp. (a)	3,419
61	Embarq Corp.	3,808
21	Leap Wireless International, Inc. (a)	1,523
617	Level 3 Communications, Inc. (a)	3,227
23	MetroPCS Communications, Inc. (a)	628
31	NeuStar, Inc. - Class A (a)	980
66	NII Holdings, Inc. (a)	5,226
41	SBA Communications Corp. - Class A (a)	1,335
1,157	Sprint Nextel Corp.	21,890
41	Telephone & Data Systems, Inc.	2,655
7	US Cellular Corp. (a)	681
1,183	Verizon Communications, Inc.	49,544
192	Windstream Corp.	2,742

		218,228

	Utilities - 1.6%
269	AES Corp. (The) (a)	4,872
31	AGL Resources, Inc.	1,231
46	Alliant Energy Corp.	1,743
53	Aqua America, Inc.	1,270
36	Atmos Energy Corp.	1,012
129	Centerpoint Energy, Inc.	2,092
90	CMS Energy Corp.	1,469
109	Consolidated Edison, Inc.	5,007
46	DPL, Inc.	1,212
29	Energen Corp.	1,557
64	Energy East Corp.	1,708
49	Equitable Resources, Inc.	2,410
33	Hawaiian Electric Industries, Inc.	692
73	MDU Resources Group, Inc.	1,975
34	National Fuel Gas Co.	1,508
110	NiSource, Inc.	2,072
62	Northeast Utilities	1,714
43	NSTAR	1,409
37	OGE Energy Corp.	1,248
45	Oneok, Inc.	2,108
78	Pepco Holdings, Inc.	2,175
40	Pinnacle West Capital Corp.	1,594
47	Puget Energy, Inc.	1,097
70	Questar Corp.	3,498
106	Sempra Energy	5,833
89	Sierra Pacific Resources	1,364
43	Southern Union Co.	1,284
84	TECO Energy, Inc.	1,331
43	UGI Corp.	1,099
31	Vectren Corp.	846

		58,430

Total Investments - 100.0%
(Cost $3,770,738)	3,653,489
Other Assets in excess of Liabilities - 0.0%	800

Net Assets - 100.0%	$3,654,289

REIT - Real Estate Investment Trust

SA - Corporation

Ltd. - Limited

(a)	Non-income producing security.

Country Allocation*
United States	97.2%
Bermuda	1.6%
Cayman Islands	1.1%
Guernsey	0.1%
Puerto Rico	0.0%
Marshall Islands	0.0%
British Virgin Islands	0.0%
Panama	0.0%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

See previously submitted prospectus.

Claymore/Morningstar Information Super Sector Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.6%
	Consumer Discretionary - 14.8%
61	American Greetings Corp., Class A	$1,509
105	Belo Corp., Class A	1,810
269	Cablevision Systems Corp., Class A (a)	9,025
21	CBS Corp., Class A	661
761	CBS Corp., Class B	23,979
458	Charter Communications, Inc., Class A (a)	1,273
221	Citadel Broadcasting Corp.	899
57	CKX, Inc. (a)	698
539	Clear Channel Communications, Inc.	20,083
2,298	Comcast Corp., Class A (a)	59,955
1,246	Comcast Corp., Special Class A (a)	32,222
41	Cox Radio, Inc., Class A (a)	565
968	DIRECTV Group, Inc. (a)	22,583
322	Discovery Holding Co., Class A (a)	8,089
63	Dow Jones & Co., Inc.	3,720
67	DreamWorks Animation SKG, Inc., Class A (a)	2,067
247	EchoStar Communications Corp., Class A (a)	10,453
39	Entercom Communications Corp., Class A	831
76	Entravision Communications Corp., Class A (a)	685
97	EW Scripps Co., Class A	3,987
281	Gannett Co., Inc.	13,207
139	Garmin Ltd. (Cayman Islands)	14,154
43	GateHouse Media, Inc.	560
60	Harte-Hanks, Inc.	1,451
32	Hearst-Argyle Television, Inc.	818
174	Idearc, Inc.	5,939
56	John Wiley & Sons, Inc., Class A	2,322
58	Journal Communications, Inc., Class A	601
48	Lee Enterprises, Inc.	834
221	Liberty Global, Inc., Series A (a)	9,057
231	Liberty Global, Inc., Series C (a)	9,113
33	Lin TV Corp., Class A (a)	440
30	Martha Stewart Living Omnimedia, Class A (a)	380
67	McClatchy Co., Class A	1,513
412	McGraw-Hill Cos., Inc.	20,790
25	Media General, Inc., Class A	698
66	Mediacom Communications Corp., Class A (a)	564
46	Meredith Corp.	2,571
13	Morningstar, Inc. (a)	839
172	New York Times Co., Class A	3,781
2,232	News Corp., Class A	45,153
522	News Corp., Class B	11,348
87	Radio One, Inc., Class D (a)	340
44	RCN Corp. (a)	633
41	Scholastic Corp. (a)	1,397
60	Sinclair Broadcast Group, Inc., Class A	748
1,590	Sirius Satellite Radio, Inc. (a)	4,722
187	Time Warner Cable, Inc., Class A (a)	6,863
4,548	Time Warner, Inc.	86,321
57	Tribune Co.	1,570
57	Valassis Communications, Inc. (a)	520

15	Viacom, Inc., Class A (a)	592
710	Viacom, Inc., Class B (a)	28,017
324	Virgin Media, Inc.	7,711
2,229	Walt Disney Co.	74,894
55	Warner Music Group Corp.	632
7	Washington Post Co., Class B	5,360
82	Westwood One, Inc. (a)	237
24	World Wrestling Entertainment, Inc., Class A	364
367	XM Satellite Radio Holdings, Inc., Class A (a)	4,576

		576,724

	Health Care - 0.2%
66	Allscripts Healthcare Solutions, Inc. (a)	1,492
76	Cerner Corp. (a)	4,335
57	Eclipsys Corp. (a)	1,316
54	Trizetto Group (a)	844

		7,987

	Industrials - 0.8%
54	Belden, Inc.	2,625
31	ESCO Technologies, Inc. (a)	1,019
30	Esterline Technologies Corp. (a)	1,515
41	First Solar, Inc. (a)	4,253
150	L-3 Communications Holdings, Inc.	14,777
42	Sunpower Corp., Class A (a)	2,870
70	Thomas & Betts Corp. (a)	3,877

		30,936

	Information Technology - 66.7%
473	3Com Corp. (a)	1,774
701	Accenture Ltd., Class A (Bermuda)	28,888
45	ACI Worldwide, Inc. (a)	1,169
29	Acme Packet, Inc. (a)	434
336	Activision, Inc. (a)	6,549
141	ADC Telecommunications, Inc. (a)	2,580
706	Adobe Systems, Inc. (a)	30,181
74	Adtran, Inc.	1,978
658	Advanced Micro Devices, Inc. (a)	8,554
22	Advent Software, Inc. (a)	882
111	Affiliated Computer Services, Inc., Class A (a)	5,553
490	Agilent Technologies, Inc. (a)	17,836
197	Akamai Technologies, Inc. (a)	6,347
428	Altera Corp.	10,191
231	Amdocs Ltd. (Guernsey) (a)	8,154
77	AMIS Holdings, Inc. (a)	798
124	Amkor Technology, Inc. (a)	1,428
214	Amphenol Corp., Class A	7,728
393	Analog Devices, Inc.	14,494
188	Andrew Corp. (a)	2,647
17	Ansoft Corp. (a)	508
83	Ansys, Inc. (a)	2,750
1,034	Apple, Inc. (a)	143,188
1,676	Applied Materials, Inc.	35,799
338	Applied Micro Circuits Corp. (a)	963
92	Ariba, Inc. (a)	810
129	Arris Group, Inc. (a)	1,958
68	Aspen Technology, Inc. (a)	892
66	Atheros Communications, Inc. (a)	1,974
545	Atmel Corp. (a)	2,889

42	ATMI, Inc. (a)	1,267
277	Autodesk, Inc. (a)	12,831
542	Avaya, Inc. (a)	9,122
49	Avid Technology, Inc. (a)	1,511
54	Avocent Corp. (a)	1,594
62	AVX Corp.	975
121	Axcelis Technologies, Inc. (a)	570
468	BEA Systems, Inc. (a)	5,710
242	BearingPoint, Inc. (a)	1,421
87	Benchmark Electronics, Inc. (a)	2,182
21	Black Box Corp.	860
245	BMC Software, Inc. (a)	7,502
60	Brightpoint, Inc. (a)	699
568	Broadcom Corp., Class A (a)	19,596
481	Brocade Communications Systems, Inc. (a)	3,367
85	Brooks Automation, Inc. (a)	1,203
505	CA, Inc.	12,721
29	Cabot Microelectronics Corp. (a)	1,210
333	Cadence Design Systems, Inc. (a)	7,233
196	Check Point Software Technologies (Israel) (a)	4,598
87	Checkfree Corp. (a)	4,022
102	Ciena Corp. (a)	3,864
94	Cirrus Logic, Inc. (a)	640
7,305	Cisco Systems, Inc. (a)	233,176
219	Citrix Systems, Inc. (a)	7,961
554	CMGI, Inc. (a)	864
165	CNET Networks, Inc. (a)	1,208
48	Cogent, Inc. (a)	689
49	Cognex Corp.	904
173	Cognizant Technology Solutions Corp., Class A (a)	12,717
38	Coherent, Inc. (a)	1,143
73	CommScope, Inc. (a)	4,132
39	Commvault Systems, Inc. (a)	743
206	Computer Sciences Corp. (a)	11,526
389	Compuware Corp. (a)	3,155
28	Comtech Telecommunications Corp. (a)	1,192
585	Conexant Systems, Inc. (a)	655
1,877	Corning, Inc.	43,865
101	Cree, Inc. (a)	2,687
53	CSG Systems International, Inc. (a)	1,225
43	Cymer, Inc. (a)	1,705
183	Cypress Semiconductor Corp. (a)	4,582
41	DealerTrack Holdings, Inc. (a)	1,566
2,410	Dell, Inc. (a)	68,082
79	Diebold, Inc.	3,466
36	Diodes, Inc. (a)	1,091
49	Dycom Industries, Inc. (a)	1,447
147	Earthlink, Inc. (a)	1,120
372	Electronic Arts, Inc. (a)	19,694
611	Electronic Data Systems Corp.	13,986
69	Electronics for Imaging (a)	1,800
2,519	EMC Corp./Massachusetts (a)	49,524
104	Emulex Corp. (a)	2,032
161	Entegris, Inc. (a)	1,520
63	Epicor Software Corp. (a)	838
99	F5 Networks, Inc. (a)	3,462
149	Fairchild Semiconductor International, Inc. (a)	2,795
42	FEI Co. (a)	1,177
298	Finisar Corp. (a)	1,126

53	Formfactor, Inc. (a)	2,404
152	Foundry Networks, Inc. (a)	2,810
304	Gateway, Inc. (a)	559
160	Harris Corp.	9,733
28	Harris Stratex Networks, Inc., Class A (a)	479
3,241	Hewlett-Packard Co.	159,943
16	Hittite Microwave Corp. (a)	678
42	Imation Corp.	1,222
104	Informatica Corp. (a)	1,452
40	Infospace, Inc.	560
236	Integrated Device Technology, Inc. (a)	3,691
6,981	Intel Corp.	179,761
56	InterDigital, Inc. (a)	1,294
1,639	International Business Machines Corp.	191,255
86	International Rectifier Corp. (a)	2,959
161	Intersil Corp., Class A	5,365
377	Intuit, Inc. (a)	10,296
23	IPG Photonics Corp. (a)	425
30	Isilon Systems, Inc. (a)	302
36	Itron, Inc. (a)	3,056
43	Ixia (a)	391
59	j2 Global Communications, Inc. (a)	2,006
216	Jabil Circuit, Inc.	4,795
253	JDS Uniphase Corp. (a)	3,684
677	Juniper Networks, Inc. (a)	22,287
100	Kemet Corp. (a)	690
230	Kla-Tencor Corp.	13,218
33	Knot, Inc. (a)	691
33	Komag, Inc. (a)	1,061
81	L-1 Identity Solutions, Inc. (a)	1,332
162	Lam Research Corp. (a)	8,688
138	Lattice Semiconductor Corp. (a)	689
172	Lawson Software, Inc. (a)	1,687
113	Lexmark International, Inc., Class A (a)	4,210
305	Linear Technology Corp.	10,367
27	Littelfuse, Inc. (a)	902
919	LSI Corp. (a)	6,332
63	Macrovision Corp. (a)	1,495
32	Manhattan Associates, Inc. (a)	924
23	Mantech International Corp., Class A (a)	822
553	Marvell Technology Group Ltd. (Bermuda) (a)	9,163
56	MasTec, Inc. (a)	828
385	Maxim Integrated Products, Inc.	11,554
191	McAfee, Inc. (a)	6,828
207	MEMC Electronic Materials, Inc. (a)	12,714
102	Mentor Graphics Corp. (a)	1,424
68	Micrel, Inc.	745
256	Microchip Technology, Inc.	9,861
905	Micron Technology, Inc. (a)	10,362
49	Micros Systems, Inc. (a)	2,957
81	Microsemi Corp. (a)	2,054
10,212	Microsoft Corp.	293,391
14	Midway Games, Inc. (a)	76
61	MKS Instruments, Inc. (a)	1,344
81	Molex, Inc.	2,118
92	Molex, Inc., Class A	2,291
2,778	Motorola, Inc.	47,087
70	National Instruments Corp.	2,210
376	National Semiconductor Corp.	9,896

214	NCR Corp. (a)	10,651
41	Netgear, Inc. (a)	1,150
449	Network Appliance, Inc. (a)	12,509
44	Newport Corp. (a)	608
407	Novell, Inc. (a)	3,028
151	Novellus Systems, Inc. (a)	4,133
172	Nuance Communications, Inc. (a)	3,234
436	Nvidia Corp. (a)	22,306
65	Omnivision Technologies, Inc. (a)	1,357
352	ON Semiconductor Corp. (a)	4,125
86	Openwave Systems, Inc. (a)	389
4,775	Oracle Corp. (a)	96,837
40	Orbotech Ltd. (Israel) (a)	866
114	Palm, Inc. (a)	1,711
137	Parametric Technology Corp. (a)	2,413
105	Perot Systems Corp., Class A (a)	1,641
47	Photronics, Inc. (a)	544
57	Plantronics, Inc.	1,619
55	Plexus Corp. (a)	1,307
255	PMC - Sierra, Inc. (a)	1,958
110	Polycom, Inc. (a)	3,334
135	Powerwave Technologies, Inc. (a)	925
49	Progress Software Corp. (a)	1,495
189	QLogic Corp. (a)	2,514
1,983	Qualcomm, Inc.	79,102
20	Quality Systems, Inc.	737
66	Quest Software, Inc. (a)	961
116	Rambus, Inc. (a)	1,749
232	Red Hat, Inc. (a)	4,512
230	RF Micro Devices, Inc. (a)	1,369
30	Riverbed Technology, Inc. (a)	1,332
110	Salesforce.com, Inc. (a)	4,447
274	SanDisk Corp. (a)	15,360
639	Sanmina-SCI Corp. (a)	1,463
98	Sapient Corp. (a)	631
34	SAVVIS, Inc. (a)	1,351
657	Seagate Technology (Cayman Islands)	16,964
87	Semtech Corp. (a)	1,552
105	Silicon Image, Inc. (a)	607
66	Silicon Laboratories, Inc. (a)	2,437
60	SiRF Technology Holdings, Inc. (a)	1,012
192	Skyworks Solutions, Inc. (a)	1,515
44	Smart Modular Technologies WWH, Inc. (Cayman Islands) (a)	482
1,084	Solectron Corp. (a)	4,206
303	Sonus Networks, Inc. (a)	1,751
100	Spansion, Inc., Class A (a)	910
22	SPSS, Inc. (a)	897
27	Standard Microsystems Corp. (a)	971
4,321	Sun Microsystems, Inc. (a)	23,161
109	Sybase, Inc. (a)	2,512
226	Sycamore Networks, Inc. (a)	893
31	SYKES Enterprises, Inc. (a)	511
1,110	Symantec Corp. (a)	20,879
31	Synaptics, Inc. (a)	1,342
173	Synopsys, Inc. (a)	4,726
87	Take-Two Interactive Software, Inc. (a)	1,390
72	Tekelec (a)	886
95	Tektronix, Inc.	3,054
481	Tellabs, Inc. (a)	5,075

228	Teradyne, Inc. (a)	3,395
56	Tessera Technologies, Inc. (a)	2,051
1,730	Texas Instruments, Inc.	59,235
79	THQ, Inc. (a)	2,274
249	TIBCO Software, Inc. (a)	1,970
69	Trident Microsystems, Inc. (a)	1,016
140	Trimble Navigation Ltd. (a)	4,943
165	TriQuint Semiconductor, Inc. (a)	728
30	Ultimate Software Group, Inc. (a)	934
416	Unisys Corp. (a)	3,066
80	United Online, Inc.	1,150
127	Utstarcom, Inc. (a)	386
108	Varian Semiconductor Equipment Associates, Inc. (a)	6,008
32	Vasco Data Security International, Inc. (a)	1,002
79	VeriFone Holdings, Inc. (a)	2,920
294	VeriSign, Inc. (a)	9,467
33	Viasat, Inc. (a)	1,007
203	Vishay Intertechnology, Inc. (a)	2,686
54	Websense, Inc. (a)	1,111
265	Western Digital Corp. (a)	6,190
97	Wind River Systems, Inc. (a)	1,023
358	Xilinx, Inc.	9,154
1,531	Yahoo!, Inc. (a)	34,800
83	Zebra Technologies Corp., Class A (a)	3,013
59	Zoran Corp. (a)	1,019

		2,606,816

	Telecommunication Services - 17.1%
51	Alaska Communications Systems Group, Inc.	697
418	Alltel Corp.	28,533
505	American Tower Corp., Class A (a)	20,008
7,400	AT&T, Inc.	295,038
21	Cbeyond, Inc. (a)	816
29	Centennial Communications Corp. (a)	273
125	CenturyTel, Inc.	5,997
294	Cincinnati Bell, Inc. (a)	1,435
412	Citizens Communications Co.	5,978
59	Cogent Communications Group, Inc. (a)	1,473
305	Crown Castle International Corp. (a)	11,212
182	Dobson Communications Corp., Class A (a)	2,299
181	Embarq Corp.	11,298
33	Fairpoint Communications, Inc.	552
55	General Communication, Inc., Class A (a)	696
27	Global Crossing Ltd. (Bermuda) (a)	514
28	Globalstar, Inc. (a)	260
60	IDT Corp., Class B	540
38	Iowa Telecommunications Services, Inc.	703
15	iPCS, Inc. (a)	508
59	Leap Wireless International, Inc. (a)	4,278
1,531	Level 3 Communications, Inc. (a)	8,007
89	NeuStar, Inc., Class A (a)	2,814
177	NII Holdings, Inc. (a)	14,015
18	NTELOS Holdings Corp.	482
1,832	Qwest Communications International, Inc. (a)	16,396
116	SBA Communications Corp., Class A (a)	3,778
3,333	Sprint Nextel Corp.	63,060
34	Syniverse Holdings, Inc. (a)	480
61	Telephone & Data Systems, Inc.	3,950
62	Telephone & Data Systems, Inc., Special Shares	3,813

170	Time Warner Telecom, Inc., Class A (a)	3,732
19	US Cellular Corp. (a)	1,848
30	USA Mobility, Inc. (a)	554
3,479	Verizon Communications, Inc.	145,701
573	Windstream Corp.	8,182

		669,920

	Total Common Stocks - 99.6%
	(Cost $3,746,296)	3,892,383

	Tracking Stocks - 0.4%
	Consumer Discretionary - 0.4%
161	Liberty Media Corp. - Capital Series A (a)
	(Cost $17,557)	17,547

	Total Investments - 100.0%
	(Cost $3,763,853)	3,909,930
	Liabilities in excess of Other Assets - (0.0%)	(567)

	Net Assets - 100.0%	$3,909,363

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	97.9%
Bermuda	1.0%
Cayman Islands	0.8%
Guernsey	0.2%
Israel	0.1%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Claymore/Morningstar Manufacturing Super Sector Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.9%
	Consumer Discretionary - 5.9%
30	American Axle & Manufacturing Holdings, Inc.	$700
48	ArvinMeritor, Inc.	838
45	Black & Decker Corp.	3,904
10	Blue Nile, Inc. (a)	844
20	Blyth, Inc.	447
40	BorgWarner, Inc.	3,380
30	Brown Shoe Co., Inc.	685
62	Brunswick Corp.	1,559
46	Callaway Golf Co.	751
289	Carnival Corp.	13,175
35	Carter’s, Inc. (a)	691
254	Coach, Inc. (a)	11,311
11	Columbia Sportswear Co.	659
42	Cooper Tire & Rubber Co.	1,026
52	CROCS, Inc. (a)	3,070
9	Deckers Outdoor Corp. (a)	848
13	Drew Industries, Inc. (a)	511
11	DSW, Inc. - Class A (a)	335
197	Eastman Kodak Co.	5,254
21	Ethan Allen Interiors, Inc.	706
1,381	Ford Motor Co. (a)	10,786
105	Fortune Brands, Inc.	8,724
33	Fossil, Inc. (a)	1,106
33	Furniture Brands International, Inc.	376
171	Gemstar-TV Guide International, Inc. (a)	1,043
337	General Motors Corp.	10,359
16	Genesco, Inc. (a)	734
98	Gentex Corp.	1,964
128	Goodyear Tire & Rubber Co. (The) (a)	3,540
37	Guess ?, Inc.	1,961
178	Harley-Davidson, Inc.	9,575
45	Harman International Industries, Inc.	5,103
98	Hasbro, Inc.	2,765
7	Heelys, Inc. (a)	65
39	Iconix Brand Group, Inc. (a)	808
21	International Speedway Corp. - Class A	989
19	Jakks Pacific, Inc. (a)	427
44	Jarden Corp. (a)	1,443
135	Johnson Controls, Inc.	15,268
75	Jones Apparel Group, Inc.	1,439
17	Kellwood Co.	335
18	Kimball International, Inc. - Class B	242
18	K-Swiss, Inc. - Class A	434
36	La-Z-Boy, Inc.	347
44	Lear Corp. (a)	1,286
123	Leggett & Platt, Inc.	2,509
22	Life Time Fitness, Inc. (a)	1,223
41	Live Nation, Inc. (a)	849
71	Liz Claiborne, Inc.	2,426
32	LKQ Corp. (a)	991
39	Marvel Entertainment, Inc. (a)	881
271	Mattel, Inc.	5,862
22	Matthews International Corp. - Class A	949
21	Modine Manufacturing Co.	589
37	Mohawk Industries, Inc. (a)	3,230
191	Newell Rubbermaid, Inc.	4,926

239	Nike, Inc. - Class B	13,465
22	NutriSystem, Inc. (a)	1,193
18	Oakley, Inc.	518
11	Oxford Industries, Inc.	398
50	Penn National Gaming, Inc. (a)	2,940
38	Phillips-Van Heusen	2,213
24	Polaris Industries, Inc.	1,146
42	Polo Ralph Lauren Corp.	3,173
34	Pool Corp.	1,110
85	Quiksilver, Inc. (a)	1,138
14	RC2 Corp. (a)	428
52	Regal Entertainment Group - Class A	1,172
92	Royal Caribbean Cruises Ltd.	3,499
8	Sauer-Danfoss, Inc.	215
34	Select Comfort Corp. (a)	583
76	Sherwin-Williams Co. (The)	5,245
22	Skechers U.S.A., Inc. - Class A (a)	436
40	Snap-On, Inc.	1,959
9	Speedway Motorsports, Inc.	346
57	Stanley Works (The)	3,234
11	Steiner Leisure Ltd. (a)	476
13	Steven Madden Ltd. (a)	320
31	Tenneco, Inc. (a)	984
26	Thor Industries, Inc.	1,144
93	Tiffany & Co.	4,774
35	Timberland Co. - Class A (a)	703
11	Triarc Cos., Inc. - Class A	163
25	Triarc Cos., Inc. - Class B	384
36	TRW Automotive Holdings Corp. (a)	1,100
42	Tupperware Brands Corp.	1,293
22	Under Armour, Inc. - Class A (a)	1,430
61	VF Corp.	4,871
88	Visteon Corp. (a)	473
32	Warnaco Group, Inc. (The) (a)	1,117
54	Whirlpool Corp.	5,206
20	Winnebago Industries	533
38	Wolverine World Wide, Inc.	999
33	Zale Corp. (a)	741

		227,370

	Consumer Staples - 18.1%
58	Alberto-Culver Co.	1,344
62	Alliance One International, Inc. (a)	477
1,440	Altria Group, Inc.	99,950
12	Andersons, Inc. (The)	567
498	Anheuser-Busch Cos., Inc.	24,601
411	Archer-Daniels-Midland Co.	13,851
302	Avon Products, Inc.	10,374
26	Bare Escentuals, Inc. (a)	640
32	Brown-Forman Corp. - Class B	2,290
83	Bunge Ltd.	7,589
165	Campbell Soup Co.	6,229
23	Central European Distribution Corp. (a)	1,009
15	Central Garden and Pet Co. (a)	192
29	Chiquita Brands International, Inc.	452
45	Church & Dwight Co., Inc.	2,022
103	Clorox Co.	6,159
1,460	Coca-Cola Co. (The)	78,519
193	Coca-Cola Enterprises, Inc.	4,597
355	Colgate-Palmolive Co.	23,544
342	ConAgra Foods, Inc.	8,793
144	Constellation Brands, Inc. - Class A (a)	3,482
51	Corn Products International, Inc.	2,305
89	Dean Foods Co. (a)	2,391

137	Del Monte Foods Co.	1,444
39	Energizer Holdings, Inc. (a)	4,131
79	Estee Lauder Cos., Inc. (The) - Class A	3,286
58	Flowers Foods, Inc.	1,197
19	Fresh Del Monte Produce, Inc.	500
235	General Mills, Inc.	13,132
27	Hain Celestial Group, Inc. (a)	790
49	Hansen Natural Corp. (a)	2,201
109	Hershey Co. (The)	5,068
211	HJ Heinz Co.	9,514
51	Hormel Foods Corp.	1,817
10	J&J Snack Foods Corp.	375
39	JM Smucker Co. (The)	2,145
171	Kellogg Co.	9,393
313	Kimberly-Clark Corp.	21,500
1,100	Kraft Foods, Inc. - Class A	35,266
17	Lancaster Colony Corp.	691
21	Lance, Inc.	523
74	Loews Corp.	5,633
75	McCormick & Co., Inc.	2,688
52	Molson Coors Brewing Co. - Class B	4,652
87	Pepsi Bottling Group, Inc.	3,009
44	PepsiAmericas, Inc.	1,302
1,122	PepsiCo., Inc.	76,330
28	Pilgrim’s Pride Corp.	1,137
32	Playtex Products, Inc. (a)	582
2,178	Procter & Gamble Co.	142,245
18	Ralcorp. Holdings, Inc. (a)	1,112
117	Reynolds American, Inc.	7,736
12	Sanderson Farms, Inc.	503
503	Sara Lee Corp.	8,360
86	Smithfield Foods, Inc. (a)	2,815
16	Tootsie Roll Industries, Inc.	434
21	TreeHouse Foods, Inc. (a)	565
196	Tyson Foods, Inc. - Class A	4,224
18	Universal Corp.	884
6	USANA Health Sciences, Inc. (a)	228
111	UST, Inc.	5,470
21	Vector Group Ltd.	483
150	WM Wrigley Jr Co.	8,737

		693,479

	Energy - 30.2%
9	Alon USA Energy, Inc.	345
45	Alpha Natural Resources, Inc. (a)	869
321	Anadarko Petroleum Corp.	15,723
225	Apache Corp.	17,411
98	Arch Coal, Inc.	2,890
9	Arena Resources, Inc. (a)	552
17	Atlas America, Inc.	865
16	ATP Oil & Gas Corp. (a)	689
18	Atwood Oceanics, Inc. (a)	1,368
21	Aventine Renewable Energy Holdings, Inc. (a)	301
220	Baker Hughes, Inc.	18,449
16	Basic Energy Services, Inc. (a)	331
24	Berry Petroleum Co. - Class A	818
19	Bill Barrett Corp. (a)	670
201	BJ Services Co.	4,987
13	Bois d’Arc Energy, Inc. (a)	233
15	Bristow Group, Inc. (a)	650
67	Cabot Oil & Gas Corp.	2,234
15	Cal Dive International, Inc. (a)	210
76	Cameron International Corp. (a)	6,214
14	CARBO Ceramics, Inc.	655

16	Carrizo Oil & Gas, Inc. (a)	628
36	Cheniere Energy, Inc. (a)	1,299
299	Chesapeake Energy Corp.	9,646
1,479	Chevron Corp.	129,797
57	Cimarex Energy Co.	2,041
19	CNX Gas Corp. (a)	506
29	Complete Production Services, Inc. (a)	644
30	Comstock Resources, Inc. (a)	826
1,044	ConocoPhillips	85,493
126	Consol Energy, Inc.	5,025
16	Core Laboratories N.V. (a)	1,794
32	Crosstex Energy, Inc.	1,051
45	Delta Petroleum Corp. (a)	666
83	Denbury Resources, Inc. (a)	3,302
288	Devon Energy Corp.	21,689
45	Diamond Offshore Drilling, Inc.	4,732
59	Dresser-Rand Group, Inc. (a)	2,175
19	Dril-Quip, Inc. (a)	894
484	El Paso Corp.	7,681
35	Encore Acquisition Co. (a)	973
19	Energy Partners Ltd. (a)	260
103	ENSCO International, Inc.	5,585
168	EOG Resources, Inc.	11,316
58	EXCO Resources, Inc. (a)	974
41	Exterran Holdings, Inc. (a)	3,178
3,906	Exxon Mobil Corp.	334,861
45	FMC Technologies, Inc. (a)	4,262
53	Forest Oil Corp. (a)	2,048
31	Foundation Coal Holdings, Inc.	1,051
76	Frontier Oil Corp.	3,118
60	Global Industries Ltd. (a)	1,451
156	Global Santa Fe Corp.	11,012
12	Goodrich Petroleum Corp. (a)	355
88	Grant Prideco., Inc. (a)	4,866
127	Grey Wolf, Inc. (a)	843
14	Gulfmark Offshore, Inc. (a)	642
627	Halliburton Co.	21,688
57	Helix Energy Solutions Group, Inc. (a)	2,191
66	Helmerich & Payne, Inc.	2,078
61	Hercules Offshore, Inc. (a)	1,552
196	Hess Corp.	12,028
32	Holly Corp.	2,133
48	Input/Output, Inc. (a)	681
83	International Coal Group, Inc. (a)	336
10	Lufkin Industries, Inc.	569
472	Marathon Oil Corp.	25,436
55	Mariner Energy, Inc. (a)	1,153
5	Markwest Hydrocarbon, Inc.	251
52	Massey Energy Co.	1,079
121	Murphy Oil Corp.	7,374
193	Nabors Industries Ltd. (a)	5,711
122	National Oilwell VarCo., Inc. (a)	15,616
88	Newfield Exploration Co. (a)	3,827
184	Noble Corp.	9,027
117	Noble Energy, Inc.	7,028
572	Occidental Petroleum Corp.	32,427
37	Oceaneering International, Inc. (a)	2,485
34	Oil States International, Inc. (a)	1,435
24	Pacific Ethanol, Inc. (a)	277
26	Parallel Petroleum Corp. (a)	460
75	Parker Drilling Co. (a)	584
108	Patterson-UTI Energy, Inc.	2,319
182	Peabody Energy Corp.	7,737
26	Penn Virginia Corp.	1,038

114	PetroHawk Energy Corp. (a)	1,726
10	Petroleum Development Corp. (a)	400
34	Pioneer Drilling Co. (a)	413
84	Pioneer Natural Resources Co.	3,448
50	Plains Exploration & Production Co. (a)	1,877
36	Pogo Producing Co.	1,793
114	Pride International, Inc. (a)	4,009
38	Quicksilver Resources, Inc. (a)	1,518
101	Range Resources Corp.	3,667
35	Rosetta Resources, Inc. (a)	587
76	Rowan Cos., Inc.	2,853
27	RPC, Inc.	372
809	Schlumberger Ltd.	78,068
17	SEACOR Holdings, Inc. (a)	1,493
137	Smith International, Inc.	9,180
116	Southwestern Energy Co. (a)	4,314
430	Spectra Energy Corp.	9,997
43	St Mary Land & Exploration Co.	1,434
18	Stone Energy Corp. (a)	593
83	Sunoco, Inc.	6,071
55	Superior Energy Services (a)	2,135
21	Swift Energy Co. (a)	782
94	Tesoro Corp.	4,637
50	Tetra Technologies, Inc. (a)	1,000
39	Tidewater, Inc.	2,553
197	Transocean, Inc. (a)	20,703
104	Ultra Petroleum Corp. (a)	5,554
32	Unit Corp. (a)	1,570
22	US BioEnergy Corp. (a)	229
60	USEC, Inc. (a)	803
377	Valero Energy Corp.	25,828
14	Venoco, Inc. (a)	225
26	VeraSun Energy Corp. (a)	337
19	W&T Offshore, Inc.	424
37	Warren Resources, Inc. (a)	437
233	Weatherford International Ltd. (a)	13,603
19	Western Refining, Inc.	985
21	W-H Energy Services, Inc. (a)	1,335
29	Whiting Petroleum Corp. (a)	1,078
408	Williams Cos., Inc.	12,648
19	World Fuel Services Corp.	732
253	XTO Energy, Inc.	13,753

		1,156,832

	Financials - 0.4%
111	Leucadia National Corp.	4,926
121	Plum Creek Timber Co., Inc.	5,074
27	Potlatch Corp.	1,216
53	Rayonier, Inc.	2,265
8	Tejon Ranch Co. (a)	331

		13,812

	Health Care - 0.1%
19	Cambrex Corp.	237
83	PerkinElmer, Inc.	2,275
11	SurModics, Inc. (a)	531
23	West Pharmaceutical Services, Inc.	921

		3,964

	Industrials - 24.0%
453	3M Co.	41,218
25	AAR Corp. (a)	785
37	ACCO Brands Corp. (a)	839
19	Actuant Corp. - Class A	1,159

30	Acuity Brands, Inc.	1,576
63	AGCO Corp. (a)	2,722
16	Aircastle Ltd.	552
18	Albany International Corp. - Class A	701
23	Alliant Techsystems, Inc. (a)	2,422
6	American Railcar Industries, Inc.	157
6	Ameron International Corp.	573
73	Ametek, Inc.	2,919
14	AO Smith Corp.	675
27	Applied Industrial Technologies, Inc.	863
12	Armstrong World Industries, Inc. (a)	504
11	Astec Industries, Inc. (a)	556
65	Avery Dennison Corp.	3,886
29	Baldor Electric Co.	1,208
29	Barnes Group, Inc.	912
63	BE Aerospace, Inc. (a)	2,455
487	Boeing Co.	47,093
34	Brady Corp. - Class A	1,324
34	Briggs & Stratton Corp.	992
25	Bucyrus International, Inc. - Class A	1,562
42	Carlisle Cos., Inc.	2,068
7	Cascade Corp.	515
443	Caterpillar, Inc.	33,566
34	Cenveo, Inc. (a)	667
17	Ceradyne, Inc. (a)	1,229
35	Clarcor, Inc.	1,355
144	Cooper Industries Ltd. - Class A	7,368
36	Crane Co.	1,612
65	Cummins, Inc.	7,697
30	Curtiss-Wright Corp.	1,368
165	Danaher Corp.	12,814
155	Deere & Co.	21,089
140	Dover Corp.	6,916
27	DRS Technologies, Inc.	1,417
17	DynCorp. International, Inc. - Class A (a)	366
100	Eaton Corp.	9,422
550	Emerson Electric Co.	27,076
11	Encore Wire Corp.	286
27	Energy Conversion Devices, Inc. (a)	700
22	EnerSys (a)	397
15	EnPro Industries, Inc. (a)	627
58	Evergreen Solar, Inc. (a)	520
33	Federal Signal Corp.	505
39	Flowserve Corp.	2,785
46	Force Protection, Inc. (a)	793
11	Franklin Electric Co., Inc.	454
8	FreightCar America, Inc.	362
36	Gardner Denver, Inc. (a)	1,437
36	GenCorp., Inc. (a)	412
36	General Cable Corp. (a)	2,094
231	General Dynamics Corp.	18,147
7,054	General Electric Co.	274,189
17	Genlyte Group, Inc. (a)	1,234
19	Gibraltar Industries, Inc.	380
22	Goodman Global, Inc. (a)	515
86	Goodrich Corp.	5,432
46	Graco., Inc.	1,859
68	GrafTech International Ltd. (a)	1,142
19	Griffon Corp. (a)	298
58	Harsco Corp.	3,228
5	Heico Corp.	228
10	Heico Corp. - Class A	365
44	Herman Miller, Inc.	1,277
65	Hexcel Corp. (a)	1,416

27	HNI Corp.	1,103
489	Honeywell International, Inc.	27,457
35	Hubbell, Inc. - Class B	1,896
55	IDEX Corp.	2,116
17	II-VI, Inc. (a)	530
75	IKON Office Solutions, Inc.	1,053
329	Illinois Tool Works, Inc.	19,138
210	Ingersoll-Rand Co. Ltd. - Class A	10,905
37	Interface, Inc. - Class A	667
124	ITT Corp.	8,431
75	Joy Global, Inc.	3,254
19	Kaydon Corp.	1,003
27	Kennametal, Inc.	2,178
34	Knoll, Inc.	646
54	Laidlaw International, Inc.	1,872
28	Lincoln Electric Holdings, Inc.	2,014
231	Lockheed Martin Corp.	22,901
9	M&F Worldwide Corp. (a)	508
259	Masco Corp.	6,739
76	McDermott International, Inc. (a)	7,295
11	Middleby Corp. (a)	809
15	Mine Safety Appliances Co.	719
24	Mobile Mini, Inc. (a)	581
26	Moog, Inc. - Class A (a)	1,107
25	Mueller Industries, Inc.	866
4	NACCO Industries, Inc. - Class A	474
14	NCI Building Systems, Inc. (a)	649
21	Nordson Corp.	1,054
219	Northrop Grumman Corp.	17,266
41	Orbital Sciences Corp. (a)	900
50	Oshkosh Truck Corp.	2,894
61	Owens Corning, Inc. (a)	1,523
172	Paccar, Inc.	14,715
79	Parker Hannifin Corp.	8,490
12	Pike Electric Corp. (a)	227
152	Pitney Bowes, Inc.	6,790
94	Precision Castparts Corp.	12,249
103	Quanta Services, Inc. (a)	2,912
306	Raytheon Co.	18,770
14	RBC Bearings, Inc. (a)	497
22	Regal-Beloit Corp.	1,111
97	Rockwell Automation, Inc.	6,835
115	Rockwell Collins, Inc.	7,920
61	Roper Industries, Inc.	3,861
13	School Specialty, Inc. (a)	474
4	Sequa Corp. - Class A (a)	657
52	Shaw Group, Inc. (The) (a)	2,603
26	Simpson Manufacturing Co., Inc.	858
68	Spirit Aerosystems Holdings, Inc. - Class A (a)	2,431
39	SPX Corp.	3,512
46	Steelcase, Inc. - Class A	811
14	Superior Essex, Inc. (a)	494
22	Teledyne Technologies, Inc. (a)	1,098
27	Teleflex, Inc.	2,100
71	Terex Corp. (a)	5,671
144	Textron, Inc.	8,401
52	Timken Co.	1,849
18	Titan International, Inc.	522
28	Toro Co.	1,656
17	TransDigm Group, Inc. (a)	691
19	Tredegar Corp.	332
55	Trinity Industries, Inc.	2,066
11	Triumph Group, Inc.	805
339	Tyco International Ltd.	14,970

27	UAP Holding Corp.	808
19	United Stationers, Inc. (a)	1,121
630	United Technologies Corp.	47,017
13	Universal Forest Products, Inc.	485
57	USG Corp. (a)	2,201
13	Valmont Industries, Inc.	1,159
33	Wabtec Corp.	1,237
36	Walter Industries, Inc.	910
17	Watsco, Inc.	818
22	Watts Water Technologies, Inc. - Class A	779
31	WESCO International, Inc. (a)	1,475
20	Woodward Governor Co.	1,175

		921,391

	Information Technology - 0.6%
24	Advanced Energy Industries, Inc. (a)	390
22	Anixter International, Inc. (a)	1,689
25	Daktronics, Inc.	688
30	Dolby Laboratories, Inc. - Class A (a)	1,093
45	Flir Systems, Inc. (a)	2,216
32	Intermec, Inc. (a)	786
9	Loral Space & Communications, Inc. (a)	361
12	MTS Systems Corp.	505
11	Rofin-Sinar Technologies, Inc. (a)	766
12	Rogers Corp. (a)	494
67	SAIC, Inc. (a)	1,227
18	Scansource, Inc. (a)	499
28	Technitrol, Inc.	770
643	Xerox Corp. (a)	11,015

		22,499

	Materials - 10.1%
139	Air Products & Chemicals, Inc.	12,511
46	Airgas, Inc.	2,126
76	AK Steel Holding Corp. (a)	3,040
53	Albemarle Corp.	2,145
598	Alcoa, Inc.	21,845
66	Allegheny Technologies, Inc.	6,560
17	AMCOL International Corp.	548
44	Aptargroup, Inc.	1,599
17	Arch Chemicals, Inc.	736
38	Ashland, Inc.	2,272
70	Ball Corp.	3,667
72	Bemis Co., Inc.	2,151
39	Bowater, Inc.	657
14	Brush Engineered Materials, Inc. (a)	676
40	Cabot Corp.	1,614
17	Carpenter Technology Corp.	1,986
109	Celanese Corp. - Class A	3,915
22	Century Aluminum Co. (a)	1,082
34	CF Industries Holdings, Inc.	2,153
29	Chaparral Steel Co.	2,480
165	Chemtura Corp.	1,520
28	Cleveland-Cliffs, Inc.	2,136
191	Coeur d’Alene Mines Corp. (a)	653
81	Commercial Metals Co.	2,340
22	Compass Minerals International, Inc.	750
112	Crown Holdings, Inc. (a)	2,690
29	Cytec Industries, Inc.	1,926
8	Deltic Timber Corp.	458
662	Dow Chemical Co. (The)	28,221
33	Eagle Materials, Inc.	1,253
58	Eastman Chemical Co.	3,872
123	Ecolab, Inc.	5,124
631	EI Du Pont de Nemours & Co.	30,761

30	Ferro Corp.	587
38	Florida Rock Industries, Inc.	2,375
25	FMC Corp.	2,250
261	Freeport-McMoRan Copper & Gold, Inc.	22,817
31	Glatfelter	458
69	Graphic Packaging Corp. (a)	328
16	Greif, Inc. - Class A	932
7	Haynes International, Inc. (a)	585
42	HB Fuller Co.	1,130
29	Headwaters, Inc. (a)	479
82	Hecla Mining Co. (a)	615
80	Hercules, Inc.	1,666
62	Huntsman Corp.	1,609
57	International Flavors & Fragrances, Inc.	2,863
299	International Paper Co.	10,498
10	Kaiser Aluminum Corp.	679
71	Louisiana-Pacific Corp.	1,330
48	Lubrizol Corp.	3,052
157	Lyondell Chemical Co.	7,279
29	Martin Marietta Materials, Inc.	3,915
126	MeadWestvaco Corp.	3,980
13	Minerals Technologies, Inc.	857
371	Monsanto Co.	25,874
101	Mosaic Co. (The) (a)	4,244
18	Myers Industries, Inc.	383
99	Nalco Holding Co.	2,475
10	NewMarket Corp.	467
291	Newmont Mining Corp.	12,298
188	Nucor Corp.	9,945
45	Olin Corp.	965
20	OM Group, Inc. (a)	988
99	Owens-Illinois, Inc. (a)	3,982
64	Packaging Corp. of America	1,667
89	Pactiv Corp. (a)	2,603
59	PolyOne Corp. (a)	474
113	PPG Industries, Inc.	8,289
220	Praxair, Inc.	16,645
25	Quanex Corp.	1,083
42	Reliance Steel & Aluminum Co.	2,225
25	Rock-Tenn Co. - Class A	725
25	Rockwood Holdings, Inc. (a)	801
97	Rohm & Haas Co.	5,484
18	Royal Gold, Inc.	500
81	RPM International, Inc.	1,834
16	RTI International Metals, Inc. (a)	1,115
16	Ryerson, Inc.	533
15	Schnitzer Steel Industries, Inc. - Class A	876
16	Schulman A, Inc.	345
29	Scotts Miracle-Gro Co. (The) - Class A	1,313
111	Sealed Air Corp.	2,936
32	Sensient Technologies Corp.	867
78	Sigma-Aldrich Corp.	3,494
16	Silgan Holdings, Inc.	817
174	Smurfit-Stone Container Corp. (a)	1,837
68	Sonoco Products Co.	2,449
22	Spartech Corp.	477
65	Steel Dynamics, Inc.	2,820
30	Stillwater Mining Co. (a)	282
72	Temple-Inland, Inc.	3,966
64	Terra Industries, Inc. (a)	1,662
19	Texas Industries, Inc.	1,401
93	Titanium Metals Corp. (a)	2,916
81	United States Steel Corp.	7,653
8	Valhi, Inc.	188

65	Valspar Corp.	1,753
58	Vulcan Materials Co.	5,221
35	Wausau Paper Corp.	393
13	Westlake Chemical Corp.	352
148	Weyerhaeuser Co.	10,089
47	Worthington Industries, Inc.	995
39	WR Grace & Co. (a)	871
15	Zoltek Cos., Inc. (a)	619

		387,942

	Utilities - 10.5%
458	AES Corp. (The) (a)	8,294
53	AGL Resources, Inc.	2,105
113	Allegheny Energy, Inc. (a)	5,832
17	Allete, Inc.	716
78	Alliant Energy Corp.	2,955
142	Ameren Corp.	7,211
270	American Electric Power Co., Inc.	12,010
12	American States Water Co.	469
90	Aqua America, Inc.	2,156
256	Aquila, Inc. (a)	1,019
61	Atmos Energy Corp.	1,715
36	Avista Corp.	705
26	Black Hills Corp.	1,071
13	California Water Service Group	503
194	Centerpoint Energy, Inc.	3,147
11	CH Energy Group, Inc.	520
41	Cleco Corp.	945
154	CMS Energy Corp.	2,513
186	Consolidated Edison, Inc.	8,545
125	Constellation Energy Group, Inc.	10,367
202	Dominion Resources, Inc.	17,206
78	DPL, Inc.	2,055
122	DTE Energy Co.	5,833
860	Duke Energy Corp.	15,772
275	Dynegy, Inc. - Class A (a)	2,225
205	Edison International	10,806
32	El Paso Electric Co. (a)	714
21	Empire District Electric Co. (The)	482
45	Energen Corp.	2,417
108	Energy East Corp.	2,883
136	Entergy Corp.	14,092
79	Equitable Resources, Inc.	3,886
460	Exelon Corp.	32,508
209	FirstEnergy Corp.	12,841
255	FPL Group, Inc.	15,004
59	Great Plains Energy, Inc.	1,672
56	Hawaiian Electric Industries, Inc.	1,174
30	Idacorp, Inc.	974
52	Integrys Energy Group, Inc.	2,609
29	ITC Holdings Corp.	1,290
14	Laclede Group, Inc. (The)	457
115	MDU Resources Group, Inc.	3,111
14	MGE Energy, Inc.	461
176	Mirant Corp. (a)	6,859
48	National Fuel Gas Co.	2,128
19	New Jersey Resources Corp.	931
31	NiCor, Inc.	1,288
188	NiSource, Inc.	3,542
105	Northeast Utilities	2,903
19	Northwest Natural Gas Co.	883
24	NorthWestern Corp.	644
168	NRG Energy, Inc. (a)	6,399
73	NSTAR	2,392

63	OGE Energy Corp.	2,124
71	Oneok, Inc.	3,326
9	Ormat Technologies, Inc.	387
18	Otter Tail Corp.	657
132	Pepco Holdings, Inc.	3,680
241	PG&E Corp.	10,725
48	Piedmont Natural Gas Co.	1,267
68	Pinnacle West Capital Corp.	2,709
47	PNM Resources, Inc.	1,087
35	Portland General Electric Co.	931
264	PPL Corp.	12,741
177	Progress Energy, Inc.	8,121
172	Public Service Enterprise Group, Inc.	14,618
80	Puget Energy, Inc.	1,866
118	Questar Corp.	5,896
233	Reliant Energy, Inc. (a)	5,944
72	SCANA Corp.	2,763
160	Sempra Energy	8,805
152	Sierra Pacific Resources	2,329
9	SJW Corp.	309
20	South Jersey Industries, Inc.	678
516	Southern Co.	18,313
69	Southern Union Co.	2,060
29	Southwest Gas Corp.	841
143	TECO Energy, Inc.	2,265
317	TXU Corp.	21,366
72	UGI Corp.	1,840
16	UIL Holdings Corp.	496
24	Unisource Energy Corp.	711
52	Vectren Corp.	1,420
60	Westar Energy, Inc.	1,457
34	WGL Holdings, Inc.	1,118
80	Wisconsin Energy Corp.	3,545
280	Xcel Energy, Inc.	5,771

		403,405

	Total Investments - 99.9%
	(Cost $3,730,815)	3,830,694
	Other Assets in Excess of Liabilities - 0.1%	4,442

	Net Assets - 100.0%	$3,835,136

LP -	Limited Partnership
REIT -	Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	94.4%
Netherlands	2.1%
Bermuda	1.6%
Cayman Islands	1.1%
Panama	0.5%
Canada	0.1%
Liberia	0.1%
Bahamas	0.1%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Please see previously submitted prospectus.

Claymore/Morningstar Services Super Index ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.9%
	Consumer Discretionary - 12.8%
29	99 Cents Only Stores (a)	$358
25	Aaron Rents, Inc.	640
47	Abercrombie & Fitch Co. - Class A	3,699
58	Advance Auto Parts, Inc.	2,062
42	Aeropostale, Inc. (a)	869
162	Amazon.Com, Inc. (a)	12,945
10	Ambassadors Group, Inc.	388
102	American Eagle Outfitters, Inc.	2,635
13	Ameristar Casinos, Inc.	376
38	AnnTaylor Stores Corp. (a)	1,191
77	Apollo Group, Inc. - Class A (a)	4,518
40	Applebees International, Inc.	992
16	Arbitron, Inc.	797
18	Asbury Automotive Group, Inc.	389
83	AutoNation, Inc. (a)	1,575
27	Autozone, Inc. (a)	3,275
26	Bally Technologies, Inc. (a)	862
29	Barnes & Noble, Inc.	1,046
21	Beazer Homes USA, Inc.	222
13	Bebe Stores, Inc.	181
150	Bed Bath & Beyond, Inc. (a)	5,196
212	Best Buy Co., Inc.	9,317
61	Big Lots, Inc. (a)	1,816
59	Blockbuster, Inc. - Class A (a)	293
33	Blockbuster, Inc. - Class B (a)	160
20	Bob Evans Farms, Inc.	667
6	Bon-Ton Stores, Inc. (The)	173
32	Borders Group, Inc.	480
31	Boyd Gaming Corp.	1,266
14	Bright Horizons Family Solutions, Inc. (a)	555
62	Brinker International, Inc.	1,788
6	Brookfield Homes, Corp.	119
8	Buckle, Inc. (The)	299
29	Burger King Holdings, Inc.	688
24	Cabela’s, Inc. (a)	567
16	California Pizza Kitchen, Inc. (a)	327
51	Career Education Corp. (a)	1,515
117	Carmax, Inc. (a)	2,651
20	Catalina Marketing Corp.	624
17	Cato Corp. (The) - Class A	375
14	CBRL Group, Inc.	524
18	CEC Entertainment, Inc. (a)	553
65	Centex Corp.	1,879
41	Champion Enterprises, Inc. (a)	474
12	Charlotte Russe Holding, Inc. (a)	210
67	Charming Shoppes, Inc. (a)	606
37	Cheesecake Factory (The) (a)	922
95	Chico’s FAS, Inc. (a)	1,518
13	Childrens Place Retail Stores, Inc. (The) (a)	374
8	Chipotle Mexican Grill, Inc. - Class A (a)	832
9	Chipotle Mexican Grill, Inc. - Class B (a)	845
20	Choice Hotels International, Inc.	750
20	Christopher & Banks Corp.	242
93	Circuit City Stores, Inc.	1,012
32	CKE Restaurants, Inc.	542
19	Clear Channel Outdoor Holdings, Inc. - Class A (a)	482
14	Coinstar, Inc. (a)	457

33	Coldwater Creek, Inc. (a)	410
36	Collective Brands, Inc. (a)	851
7	Conn’s, Inc. (a)	154
47	Corinthian Colleges, Inc. (a)	661
24	CSK Auto Corp. (a)	317
70	Darden Restaurants, Inc.	2,912
33	DeVry, Inc.	1,139
20	Dick’s Sporting Goods, Inc. (a)	1,298
36	Dillard’s, Inc. - Class A	855
53	Dollar Tree Stores, Inc. (a)	2,303
25	Domino’s Pizza, Inc.	440
148	DR Horton, Inc.	2,236
25	Dress Barn, Inc. (a)	438
121	Expedia, Inc. (a)	3,612
78	Family Dollar Stores, Inc.	2,284
23	Finish Line - Class A	130
85	Foot Locker, Inc.	1,420
80	GameStop Corp. - Class A (a)	4,011
321	Gap, Inc. (The)	6,022
22	Gaylord Entertainment Co. (a)	1,130
93	Genuine Parts Co.	4,620
26	Getty Images, Inc. (a)	811
13	Group 1 Automotive, Inc.	456
10	GSI Commerce, Inc. (a)	230
15	Guitar Center, Inc. (a)	849
18	Gymboree Corp. (a)	722
162	H&R Block, Inc.	3,214
52	Hanesbrands, Inc. (a)	1,558
101	Harrah’s Entertainment, Inc.	8,663
15	Helen of Troy, Ltd. (Bermuda) (a)	340
17	Hibbett Sports, Inc. (a)	424
199	Hilton Hotels Corp.	9,144
1,069	Home Depot, Inc.	40,953
24	Hovnanian Enterprises, Inc. - Class A (a)	285
108	IAC/InterActive Corp. (a)	3,001
9	Ihop Corp.	566
19	Interactive Data Corp.	519
180	International Game Technology	6,871
254	Interpublic Group of Cos., Inc. (a)	2,781
24	INVESTools, Inc. (a)	290
11	Isle of Capri Casinos, Inc. (a)	204
22	ITT Educational Services, Inc. (a)	2,416
23	J Crew Group, Inc. (a)	1,146
17	Jack in the Box, Inc. (a)	1,058
16	Jackson Hewitt Tax Service, Inc.	462
107	JC Penney Co., Inc.	7,357
14	Jo-Ann Stores, Inc. (a)	315
10	JOS A Bank Clothiers, Inc. (a)	301
42	KB Home	1,274
155	Kohl’s Corp. (a)	9,192
33	Krispy Kreme Doughnuts, Inc. (a)	219
38	Lamar Advertising Co. - Class A (a)	2,011
9	Landry’s Restaurants, Inc.	258
57	Las Vegas Sands Corp. (a)	5,683
17	Leapfrog Enterprises, Inc. (a)	122
68	Lennar Corp. - Class A	1,922
6	Lennar Corp. - Class B	161
341	Liberty Media Corp - Interactive (Tracking Stock) (a)	6,469
817	Lowe’s Cos., Inc.	25,376
185	Limited Brands, Inc.	4,285
250	Macy’s, Inc.	7,930
12	Marcus, Corp.	253
183	Marriott International, Inc. - Class A	8,129
653	McDonald’s Corp.	32,160

19	MDC Holdings, Inc.	845
27	Men’s Wearhouse, Inc.	1,368
13	Meritage Homes, Corp. (a)	236
65	MGM Mirage (a)	5,458
19	Morgans Hotel Group Co. (a)	366
23	National CineMedia, Inc.	566
29	NetFlix, Inc. (a)	508
14	New York & Co, Inc. (a)	92
118	Nordstrom, Inc.	5,676
3	NVR, Inc. (a)	1,679
151	Office Depot, Inc. (a)	3,692
40	OfficeMax, Inc.	1,421
181	Omnicom Group, Inc.	9,218
62	O’Reilly Automotive, Inc. (a)	2,203
38	Pacific Sunwear Of California, Inc. (a)	532
17	Panera Bread Co. - Class A (a)	744
12	Papa John’s International, Inc. (a)	304
22	Penske Auto Group, Inc.	434
22	PEP Boys-Manny Moe & Jack	361
74	PetSmart, Inc.	2,568
14	PF Chang’s China Bistro, Inc. (a)	472
43	Pier 1 Imports, Inc. (a)	266
32	Pinnacle Entertainment, Inc. (a)	890
5	Pre-Paid Legal Services, Inc. (a)	276
19	priceline.com, Inc. (a)	1,577
114	Pulte Homes, Inc.	1,897
74	RadioShack Corp.	1,759
17	Rare Hospitality International, Inc. (a)	642
8	Red Robin Gourmet Burgers, Inc. (a)	308
25	Regis Corp.	825
38	Rent-A-Center, Inc. (a)	730
15	Retail Ventures, Inc. (a)	174
38	RH Donnelley Corp. (a)	2,235
75	Ross Stores, Inc.	2,087
29	Ruby Tuesday, Inc.	642
23	Ryland Group, Inc.	659
66	Saks, Inc. (a)	1,067
46	Sally Beauty Holdings, Inc. (a)	392
38	Scientific Games Corp. - Class A (a)	1,326
24	Sealy Corp.	366
52	Sears Holdings Corp. (a)	7,465
160	Service Corp. International	1,955
19	Shuffle Master, Inc. (a)	282
17	Sonic Automotive, Inc. - Class A	452
36	Sonic Corp. (a)	786
36	Sotheby’s	1,558
24	Stage Stores, Inc.	416
35	Standard-Pacific Corp.	351
388	Staples, Inc.	9,215
402	Starbucks Corp. (a)	11,075
117	Starwood Hotels & Resorts Worldwide, Inc.	7,151
23	Station Casinos, Inc.	2,020
15	Stein Mart, Inc.	132
51	Stewart Enterprises, Inc. - Class A	366
8	Strayer Education, Inc.	1,277
12	Talbots, Inc.	255
422	Target Corp.	27,822
43	Tempur-Pedic International, Inc.	1,243
30	Texas Roadhouse, Inc. - Class A (a)	384
247	TJX Cos., Inc.	7,531
73	Toll Brothers, Inc. (a)	1,559
19	Tractor Supply Co. (a)	915
16	Trump Entertainment Resorts, Inc. (a)	107
17	Tween Brands, Inc. (a)	501

8	Unifirst Corp.	331
13	Universal Technical Institute, Inc. (a)	234
64	Urban Outfitters, Inc. (a)	1,466
17	Vail Resorts, Inc. (a)	972
8	Volcom, Inc. (a)	312
18	WCI Communities, Inc. (a)	168
20	Weight Watchers International, Inc.	1,039
47	Wendy’s International, Inc.	1,546
48	Williams-Sonoma, Inc.	1,600
24	WMS Industries, Inc. (a)	707
99	Wyndham Worldwide Corp.	3,158
42	Wynn Resorts, Ltd. (a)	5,197
288	Yum! Brands, Inc.	9,423
9	Zumiez, Inc. (a)	437

		486,010

	Consumer Staples - 4.7%
35	BJ’s Wholesale Club, Inc. (a)	1,225
27	Casey’s General Stores, Inc.	766
8	Chattem, Inc. (a)	494
242	Costco Wholesale Corp.	14,943
849	CVS Caremark Corp.	32,109
10	Great Atlantic & Pacific Tea Co. (a)	314
7	Ingles Markets, Inc. - Class A	211
358	Kroger Co. (The)	9,516
18	Longs Drug Stores Corp.	949
33	NBTY, Inc. (a)	1,211
28	Nu Skin Enterprises, Inc. - Class A	436
12	Pantry, Inc. (The) (a)	400
18	Performance Food Group Co. (a)	512
19	Prestige Brands Holdings, Inc. (a)	208
421	Rite Aid Corp. (a)	2,134
19	Ruddick Corp.	619
239	Safeway, Inc.	7,583
114	SUPERVALU, Inc.	4,805
337	SYSCO, Corp.	11,249
21	United Natural Foods, Inc. (a)	564
549	Walgreen Co.	24,743
1,382	Wal-Mart Stores, Inc.	60,297
6	Weis Markets, Inc.	258
76	Whole Foods Market, Inc.	3,364
29	Winn-Dixie Stores, Inc. (a)	607

		179,517

	Energy - 0.1%
6	Delek US Holdings, Inc.	165
15	General Maritime Corp. (Marshall Island)	388
13	Hornbeck Offshore Services, Inc. (a)	496
49	Newpark Resources (a)	274
16	Overseas Shipholding Group, Inc.	1,142
26	Ship Finance International, Ltd. (Bermuda)	748

		3,213

	Financials - 43.9%
14	21st Century Insurance Group	308
16	Acadia Realty Trust - REIT	400
177	ACE, Ltd. (Cayman Islands)	10,223
35	Advance America Cash Advance Centers, Inc.	439
14	Advanta Corp. - Class B	366
16	Affiliated Managers Group, Inc. (a)	1,812
266	Aflac, Inc.	14,180
41	AG Edwards, Inc.	3,427
10	Alabama National Bancorporation	528
1	Alexander’s, Inc. - REIT (a)	400
16	Alexandria Real Estate Equities, Inc. - REIT	1,493
20	Alfa Corp.	356
3	Alleghany Corp. (a)	1,236

333	Allstate Corp. (The)	18,232
54	AMB Property Corp. - REIT	2,969
55	AMBAC Financial Group, Inc.	3,455
12	Amcore Financial, Inc.	321
12	American Campus Communities, Inc. - REIT	340
29	American Equity Investment Life Holding Co.	296
576	American Express Co.	33,765
38	American Financial Group, Inc.	1,072
70	American Financial Realty Trust - REIT	580
1,237	American International Group, Inc.	81,642
64	AmeriCredit Corp. (a)	1,108
114	Ameriprise Financial, Inc.	6,955
14	Amtrust Financial Services, Inc.	229
11	Anchor Bancorp Wisconsin, Inc.	290
168	Annaly Capital Management, Inc. - REIT	2,367
31	Anthracite Capital, Inc. - REIT	281
141	AON Corp.	6,108
53	Apartment Investment & Management Co. - Class A - REIT	2,369
23	Arch Capital Group, Ltd. (Bermuda) (a)	1,652
121	Archstone-Smith Trust - REIT	7,115
54	Arthur J Gallagher & Co.	1,595
67	Ashford Hospitality Trust, Inc. - REIT	731
41	Aspen Insurance Holdings, Ltd. (Bermuda)	1,029
8	Asset Acceptance Capital Corp. (a)	90
65	Associated Banc-Corp.	1,833
55	Assurant, Inc.	2,835
26	Assured Guaranty, Ltd. (Bermuda)	678
48	Astoria Financial Corp.	1,251
43	AvalonBay Communities, Inc. - REIT	4,918
77	Axis Capital Holdings, Ltd. (Bermuda)	2,780
4	Bancfirst Corp.	180
42	Bancorpsouth, Inc.	1,049
30	Bank Mutual Corp.	356
2,442	Bank of America Corp.	123,761
27	Bank of Hawaii Corp.	1,388
610	Bank of New York Mellon Corp. (The)	24,662
25	BankAtlantic Bancorp, Inc. - Class A	207
20	BankUnited Financial Corp. - Class A	342
295	BB&T Corp.	11,720
65	Bear Stearns Cos., Inc. (The)	7,063
36	BioMed Realty Trust, Inc. - REIT	878
11	BlackRock, Inc.	1,706
12	BOK Financial Corp.	611
20	Boston Private Financial Holdings, Inc.	543
65	Boston Properties, Inc. - REIT	6,505
47	Brandywine Realty Trust - REIT	1,212
28	BRE Properties, Inc. - REIT	1,555
33	Brookline Bancorp, Inc.	413
62	Brown & Brown, Inc.	1,669
31	Camden Property Trust - REIT	1,906
226	Capital One Financial Corp.	14,613
9	Capital Trust, Inc. - Class A - REIT	312
75	CapitalSource, Inc. - REIT	1,337
12	Capitol Federal Financial	418
12	Cascade Bancorp	281
16	Cash America International, Inc.	577
24	Cathay General Bancorp	780
110	CB Richard Ellis Group, Inc. - Class A (a)	3,247
35	CBL & Associates Properties, Inc. - REIT	1,154
23	Cedar Shopping Centers, Inc. - REIT	305
17	Central Pacific Financial Corp.	541
558	Charles Schwab Corp. (The)	11,048
12	Chemical Financial Corp.	304
25	Chittenden Corp.	869

218	Chubb Corp.	11,146
83	Cincinnati Financial Corp.	3,498
104	CIT Group, Inc.	3,907
2,699	Citigroup, Inc.	126,529
41	Citizens Republic Bancorp, Inc.	723
9	City Holding Co.	333
22	City National Corp.	1,570
25	CME Group, Inc.	13,870
16	CNA Financial Corp.	671
9	CNA Surety Corp. (a)	162
9	Cohen & Steers, Inc.	299
84	Colonial BancGroup, Inc. (The)	1,782
25	Colonial Properties Trust - REIT	898
85	Comerica, Inc.	4,741
104	Commerce Bancorp, Inc.	3,820
38	Commerce Bancshares, Inc.	1,775
32	Commerce Group, Inc.	1,020
16	Community Bank System, Inc.	322
71	Compass Bancshares, Inc.	4,640
18	CompuCredit Corp. (a)	382
82	Conseco, Inc. (a)	1,153
25	Corporate Office Properties Trust - REIT	1,077
18	Corus Bankshares, Inc.	240
320	Countrywide Financial Corp.	6,352
22	Cousins Properties, Inc. - REIT	604
32	Cullen/Frost Bankers, Inc.	1,650
36	CVB Financial Corp.	429
91	DCT Industrial Trust, Inc. - REIT	930
22	Deerfield Triarc Capital Corp. - REIT	193
24	Delphi Financial Group, Inc. - Class A	967
68	Developers Diversified Realty Corp. - REIT	3,637
52	DiamondRock Hospitality Co. - REIT	933
30	Digital Realty Trust, Inc. - REIT	1,170
12	Dollar Financial Corp. (a)	288
56	Douglas Emmett, Inc. - REIT	1,369
11	Downey Financial Corp.	622
74	Duke Realty Corp. - REIT	2,500
232	E*Trade Financial Corp. (a)	3,614
31	East West Bancorp, Inc.	1,110
13	EastGroup Properties, Inc. - REIT	552
68	Eaton Vance Corp.	2,610
29	Employers Holdings, Inc.	543
32	Endurance Specialty Holdings, Ltd. (Bermuda)	1,276
14	Entertainment Properties Trust - REIT	670
30	Equity Inns, Inc. - REIT	676
12	Equity Lifestyle Properties, Inc. - REIT	584
20	Equity One, Inc. - REIT	523
158	Equity Residential - REIT	6,358
28	Erie Indemnity Co. - Class A	1,565
14	Essex Property Trust, Inc. - REIT	1,649
34	Everest Re Group, Ltd. (Bermuda)	3,464
35	Extra Space Storage, Inc. - REIT	538
7	FBL Financial Group, Inc. - Class A	274
525	Federal National Mortgage Association	34,445
31	Federal Realty Invs. Trust - REIT	2,606
54	Federated Investors, Inc. - Class B	1,896
34	FelCor Lodging Trust, Inc. - REIT	746
119	Fidelity National Financial, Inc. - Class A	2,165
255	Fifth Third Bancorp	9,101
15	Financial Federal Corp.	458
46	First American Corp.	1,924
42	First Bancorp (Puerto Rico)	422
16	First Cash Financial Services, Inc. (a)	343
19	First Charter Corp.	568

36	First Commonwealth Financial Corp.	396
15	First Community Bancorp, Inc.	814
21	First Financial Bancorp	283
10	First Financial Bankshares, Inc.	423
68	First Horizon National Corp.	2,086
25	First Industrial Realty Trust, Inc. - REIT	1,020
33	First Marblehead Corp. (The)	1,105
27	First Midwest Bancorp, Inc.	926
58	First Niagara Financial Group, Inc.	820
13	First Potomac Realty Trust - REIT	275
17	First Republic Bank	927
9	FirstFed Financial Corp. (a)	452
41	FirstMerit Corp.	792
20	Flagstar Bancorp, Inc.	246
33	FNB Corp.	560
32	Forest City Enterprises, Inc. - Class A	1,778
92	Franklin Resources, Inc.	12,123
35	Franklin Street Properties Corp. - REIT	604
359	Freddie Mac	22,118
37	Fremont General Corp.	166
82	Friedman Billings Ramsey Group, Inc. - Class A - REIT	385
25	Frontier Financial Corp.	614
94	Fulton Financial Corp.	1,382
3	GAMCO Investors, Inc. - Class A	161
125	General Growth Properties, Inc.	6,214
238	Genworth Financial, Inc. - Class A	6,897
9	Getty Realty Corp. - REIT	245
9	GFI Group, Inc. (a)	666
28	Glacier Bancorp, Inc.	615
20	Glimcher Realty Trust -REIT	447
201	Goldman Sachs Group, Inc. (The)	35,378
11	Gramercy Capital Corp. - REIT	277
28	Greater Bay Bancorp	788
6	Greenhill & Co, Inc.	347
15	Hancock Holding Co.	600
27	Hanmi Financial Corp.	418
28	Hanover Insurance Group, Inc. (The)	1,198
8	Harleysville Group, Inc.	258
172	Hartford Financial Services Group, Inc.	15,292
61	HCC Insurance Holdings, Inc.	1,684
112	Health Care Property Investors, Inc. - REIT	3,407
43	Health Care REIT, Inc. - REIT	1,716
26	Healthcare Realty Trust, Inc. - REIT	649
31	Highwoods Properties, Inc. - REIT	1,106
20	Hilb Rogal & Hobbs Co.	934
18	Home Properties, Inc. - REIT	915
23	Horace Mann Educators Corp.	445
51	Hospitality Properties Trust - REIT	2,012
283	Host Hotels & Resorts, Inc. - REIT	6,308
114	HRPT Properties Trust - REIT	1,115
275	Hudson City Bancorp, Inc.	3,910
189	Huntington Bancshares, Inc.	3,253
6	IBERIABANK Corp.	301
40	IndyMac Bancorp, Inc.	968
11	Infinity Property & Casualty Corp.	456
32	Inland Real Estate Corp. - REIT	495
32	IntercontinentalExchange, Inc. (a)	4,668
29	International Bancshares Corp.	668
20	International Securities Exchange Holdings, Inc.	1,328
24	Investment Technology Group, Inc. (a)	971
35	IPC Holdings, Ltd. (Bermuda)	890
70	iStar Financial, Inc. - REIT	2,562
102	Janus Capital Group, Inc.	2,712
59	Jefferies Group, Inc.	1,523

20	Jones Lang LaSalle, Inc.	2,234
1,861	JPMorgan Chase & Co.	82,852
16	KBW, Inc. (a)	442
12	Kearny Financial Corp.	159
213	Keycorp	7,093
18	Kilroy Realty Corp. - REIT	1,100
119	Kimco Realty Corp. - REIT	5,096
44	KKR Financial Holdings LLC	682
57	Knight Capital Group, Inc. - Class A (a)	783
9	LandAmerica Financial Group, Inc.	498
22	LaSalle Hotel Properties - REIT	916
71	Legg Mason, Inc.	6,164
289	Lehman Brothers Holdings, Inc.	15,846
34	Lexington Realty Trust - REIT	703
50	Liberty Property Trust - REIT	1,953
151	Lincoln National Corp.	9,193
247	Loews Corp.	11,611
12	LTC Properties, Inc. - REIT	271
42	M&T Bank Corp.	4,447
39	Macerich Co. (The) - REIT	3,168
37	Mack-Cali Realty Corp. - REIT	1,545
17	MAF Bancorp, Inc.	913
20	Maguire Properties, Inc. - REIT	520
5	Markel Corp. (a)	2,378
298	Marsh & McLennan Cos., Inc.	7,942
130	Marshall & Ilsley Corp.	5,682
28	Max Capital Group, Ltd. (Bermuda)	769
20	MB Financial, Inc.	704
71	MBIA, Inc.	4,260
27	Medical Properties Trust, Inc. - REIT	364
14	Mercury General Corp.	738
444	Merrill Lynch & Co, Inc.	32,723
22	Meruelo Maddux Properties, Inc. (a)	132
246	MetLife, Inc.	15,756
44	MFA Mortgage Investments, Inc. - REIT	341
45	MGIC Investment Corp.	1,357
14	Mid-America Apartment Communities, Inc. - REIT	694
6	Midland Co. (The)	329
126	Moody’s Corp.	5,777
524	Morgan Stanley	32,682
84	Move, Inc. (a)	252
53	Nasdaq Stock Market, Inc. (The) (a)	1,731
292	National City Corp.	7,858
20	National Financial Partners Corp.	978
14	National Health Investors, Inc. - REIT	423
24	National Penn Bancshares, Inc.	426
36	National Retail Properties, Inc. - REIT	846
29	Nationwide Financial Services - Class A - REIT	1,552
48	Nationwide Health Properties, Inc. - REIT	1,332
7	Navigators Group, Inc. (a)	379
19	NBT Bancorp, Inc.	417
11	Nelnet, Inc. - Class A	194
154	New York Community Bancorp, Inc.	2,724
57	NewAlliance Bancshares, Inc.	850
29	Newcastle Investment Corp. - REIT	483
106	Northern Trust Corp.	6,515
33	NorthStar Realty Finance Corp. - REIT	350
11	Northwest Bancorp, Inc.	321
43	Nuveen Investments, Inc. - Class A	2,674
19	Nymex Holdings, Inc.	2,451
104	NYSE Euronext	7,566
20	Ocwen Financial Corp. (a)	188
15	Odyssey Re Holdings Corp.	543
36	Old National Bancorp	572

118	Old Republic International Corp.	2,146
36	Omega Healthcare Investors, Inc. - REIT	536
15	OneBeacon Insurance Group, Ltd. (Bermuda)	320
25	optionsXpress Holdings, Inc.	588
25	Pacific Capital Bancorp NA	630
6	Park National Corp.	546
9	Parkway Properties, Inc. - REIT	417
31	PartnerRe, Ltd. (Bermuda)	2,254
20	Pennsylvania Real Estate Investment Trust - REIT	757
10	Penson Worldwide, Inc. (a)	157
68	People’s United Financial, Inc.	1,202
12	PFF Bancorp, Inc.	210
33	Philadelphia Consolidated Holding Co. (a)	1,321
59	Phoenix Cos, Inc. (The)	817
7	Pico Holdings, Inc. (a)	308
10	Piper Jaffray Cos. (a)	514
32	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,110
47	PMI Group, Inc. (The)	1,489
189	PNC Financial Services Group, Inc.	13,300
138	Popular, Inc. (Puerto Rico)	1,703
9	Portfolio Recovery Associates, Inc. (a)	462
23	Post Properties, Inc. - REIT	918
146	Principal Financial Group, Inc.	8,101
12	PrivateBancorp, Inc.	402
17	ProAssurance Corp. (a)	894
374	Progressive Corp. (The)	7,607
139	Prologis - REIT	8,362
24	Prosperity Bancshares, Inc.	810
35	Protective Life Corp.	1,463
17	Provident Bankshares Corp.	525
34	Provident Financial Services, Inc.	571
22	Provident New York Bancorp	304
259	Prudential Financial, Inc.	23,253
9	PS Business Parks, Inc. - REIT	509
70	Public Storage - REIT	5,305
43	Radian Group, Inc.	759
35	RAIT Financial Trust - REIT	310
52	Raymond James Financial, Inc.	1,705
55	Realty Income Corp. - REIT	1,485
14	Redwood Trust, Inc. - REIT	523
38	Regency Centers Corp. - REIT	2,640
383	Regions Financial Corp.	11,988
16	Reinsurance Group of America, Inc.	869
36	RenaissanceRe Holdings, Ltd. (Bermuda)	2,062
12	RLI Corp.	722
14	S&T Bancorp, Inc.	493
57	Safeco Corp.	3,307
9	Safety Insurance Group, Inc.	307
6	Saul Centers, Inc. - REIT	300
78	SEI Investments Co.	1,979
30	Selective Insurance Group	633
45	Senior Housing Properties Trust - REIT	915
16	Signature Bank (a)	553
121	Simon Property Group, Inc. - REIT	11,485
32	SL Green Realty Corp. - REIT	3,568
224	SLM Corp.	11,263
40	South Financial Group, Inc. (The)	918
180	Sovereign Bancorp, Inc.	3,254
11	Sovran Self Storage, Inc. - REIT	496
40	St. Joe Co. (The)	1,265
29	StanCorp Financial Group, Inc.	1,366
8	State Auto Financial Corp.	239
213	State Street Corp.	13,070
40	Sterling Bancshares, Inc.	457

28	Sterling Financial Corp.	713
9	Stewart Information Services Corp.	334
7	Stifel Financial Corp. (a)	379
40	Strategic Hotels & Resorts, Inc. - REIT	823
2	Student Loan Corp. (The)	395
34	Sunstone Hotel Investors, Inc. - REIT	917
192	SunTrust Banks, Inc.	15,120
28	Susquehanna Bancshares, Inc.	550
19	SVB Financial Group (a)	945
15	SWS Group, Inc.	266
146	Synovus Financial Corp.	4,032
143	T Rowe Price Group, Inc.	7,339
17	Tanger Factory Outlet Centers - REIT	647
29	Taubman Centers, Inc. - REIT	1,496
67	TCF Financial Corp.	1,693
131	TD Ameritrade Holding Corp. (a)	2,378
65	Thornburg Mortgage, Inc. - REIT	766
52	Torchmark Corp.	3,201
11	Tower Group, Inc.	276
14	Transatlantic Holdings, Inc.	992
360	Travelers Cos., Inc. (The)	18,194
7	Triad Guaranty, Inc. (a)	117
40	Trustco Bank Corp.	447
28	Trustmark Corp.	791
54	UCBH Holdings, Inc.	897
74	UDR, Inc. - REIT	1,858
17	UMB Financial Corp.	753
34	Umpqua Holdings Corp.	738
29	UnionBanCal Corp.	1,705
11	United America Indemnity, Ltd. - Class A (Cayman Islands) (a)	238
21	United Bankshares, Inc.	657
26	United Community Banks, Inc.	631
12	United Fire & Casualty Co.	456
23	Unitrin, Inc.	1,046
21	Universal American Financial Corp. (a)	436
186	Unum Group	4,551
954	US Bancorp	30,862
26	U-Store-It Trust - REIT	353
66	Valley National Bancorp	1,498
70	Ventas, Inc. - REIT	2,666
77	Vornado Realty Trust - REIT	8,207
72	W Holding Co., Inc. (Puerto Rico)	168
1,038	Wachovia Corp.	50,841
46	Waddell & Reed Financial, Inc. - Class A	1,143
47	Washington Federal, Inc.	1,247
479	Washington Mutual, Inc.	17,589
25	Washington Real Estate Investment Trust - REIT	819
30	Webster Financial Corp.	1,274
44	Weingarten Realty Investors - REIT	1,769
1,713	Wells Fargo & Co.	62,593
10	WesBanco, Inc.	267
16	Westamerica Bancorporation	777
13	Western Alliance Bancorp (a)	349
4	White Mountains Insurance Group, Ltd. (Bermuda)	2,088
36	Whitney Holding Corp.	997
37	Wilmington Trust Corp.	1,484
13	Wintrust Financial Corp.	561
8	World Acceptance Corp. (a)	248
98	WR Berkley Corp.	2,929
95	XL Capital, Ltd. - Class A (Cayman Island)	7,239
20	Zenith National Insurance Corp.	862
59	Zions Bancorporation	4,165

		1,660,496

	Health Care - 26.2%
835	Abbott Laboratories	43,345
13	Abraxis BioScience, Inc. (a)	285
21	Accuray, Inc. (a)	290
17	Adams Respiratory Therapeutics, Inc. (a)	656
32	Advanced Medical Optics, Inc. (a)	920
280	Aetna, Inc.	14,255
37	Affymetrix, Inc. (a)	838
41	Alcon, Inc. (Switzerland)	5,546
19	Alexion Pharmaceuticals, Inc. (a)	1,149
32	Align Technology, Inc. (a)	727
55	Alkermes, Inc. (a)	927
164	Allergan, Inc.	9,842
16	Alnylam Pharmaceuticals, Inc. (a)	374
24	Alpharma, Inc. - Class A (a)	550
9	AMAG Pharmaceuticals, Inc. (a)	492
14	Amedisys, Inc. (a)	529
39	American Medical Systems Holdings, Inc. (a)	718
28	AMERIGROUP Corp. (a)	887
103	AmerisourceBergen Corp.	4,929
633	Amgen, Inc. (a)	31,720
19	AMN Healthcare Services, Inc. (a)	339
16	Amsurg Corp. (a)	377
65	Amylin Pharmaceuticals, Inc. (a)	3,187
8	Analogic Corp.	552
99	Applera Corp. - Applied Biosystems Group - Tracking Stock	3,129
42	Applera Corp. - Celera Group - Tracking Stock (a)	553
24	Apria Healthcare Group, Inc. (a)	639
33	Arena Pharmaceuticals, Inc. (a)	442
12	Arrow International, Inc.	542
15	Arthrocare Corp. (a)	840
60	Barr Pharmaceuticals, Inc. (a)	3,053
29	Bausch & Lomb, Inc.	1,833
353	Baxter International, Inc.	19,330
34	Beckman Coulter, Inc.	2,446
125	Becton Dickinson & Co.	9,618
155	Biogen Idec, Inc. (a)	9,892
52	BioMarin Pharmaceuticals, Inc. (a)	1,117
10	Bio-Rad Laboratories, Inc. - Class A (a)	843
747	Boston Scientific Corp. (a)	9,584
1,068	Bristol-Myers Squibb Co.	31,132
28	Brookdale Senior Living, Inc.	1,026
28	Bruker BioSciences Corp. (a)	200
209	Cardinal Health, Inc.	14,291
206	Celgene Corp. (a)	13,227
24	Centene Corp. (a)	485
36	Cephalon, Inc. (a)	2,702
36	Charles River Laboratories International, Inc. (a)	1,889
14	Chemed Corp.	869
156	Cigna Corp.	8,062
52	Community Health Systems, Inc. (a)	1,806
15	Conmed Corp. (a)	436
24	Cooper Cos., Inc. (The)	1,170
35	Covance, Inc. (a)	2,566
85	Coventry Health Care, Inc. (a)	4,876
57	CR Bard, Inc.	4,753
16	Cross Country Healthcare, Inc. (a)	273
30	Cubist Pharmaceuticals, Inc. (a)	686
63	Cytyc Corp. (a)	2,693
45	Dade Behring Holdings, Inc.	3,398
57	DaVita, Inc. (a)	3,279
44	Dendreon Corp. (a)	350
77	Dentsply International, Inc.	3,032
10	Dionex Corp. (a)	724
13	DJO, Inc. (a)	633

32	Edwards Lifesciences Corp. (a)	1,546
525	Eli Lilly & Co.	30,109
5	Emergency Medical Services Corp. - Class A (a)	140
72	Endo Pharmaceuticals Holdings, Inc. (a)	2,296
16	ev3, Inc. (a)	245
52	Exelixis, Inc. (a)	585
124	Express Scripts, Inc. (a)	6,789
172	Forest Laboratories, Inc. (a)	6,472
11	FoxHollow Technologies, Inc. (a)	270
252	Genentech, Inc. (a)	18,852
28	Gen-Probe, Inc. (a)	1,793
142	Genzyme Corp. (a)	8,862
505	Gilead Sciences, Inc. (a)	18,367
6	GTx, Inc. (a)	96
14	Haemonetics Corp. (a)	695
34	Halozyme Therapeutics, Inc. (a)	300
131	Health Management Associates, Inc. - Class A	892
61	Health Net, Inc. (a)	3,342
18	HealthExtras, Inc. (a)	506
43	Healthsouth Corp. (a)	785
24	Healthspring, Inc. (a)	449
19	Healthways, Inc. (a)	946
48	Henry Schein, Inc. (a)	2,793
32	Hillenbrand Industries, Inc.	1,842
92	HLTH Corp. (a)	1,360
29	Hologic, Inc. (a)	1,541
85	Hospira, Inc. (a)	3,285
73	Human Genome Sciences, Inc. (a)	672
90	Humana, Inc. (a)	5,768
7	ICU Medical, Inc. (a)	265
17	Idexx Laboratories, Inc. (a)	1,900
29	Illumina, Inc. (a)	1,400
32	ImClone Systems, Inc. (a)	1,090
37	Immucor, Inc. (a)	1,234
106	IMS Health, Inc.	3,174
10	Integra LifeSciences Holdings Corp. (a)	486
14	InterMune, Inc. (a)	277
20	Intuitive Surgical, Inc. (a)	4,426
17	Invacare Corp.	394
17	inVentiv Health, Inc. (a)	674
23	Inverness Medical Innovations, Inc. (a)	1,107
26	Invitrogen Corp. (a)	2,025
45	Isis Pharmaceuticals, Inc. (a)	555
1,574	Johnson & Johnson	97,257
18	Kindred Healthcare, Inc. (a)	357
29	Kinetic Concepts, Inc. (a)	1,743
131	King Pharmaceuticals, Inc. (a)	1,969
20	KV Pharmaceutical Co. - Class A (a)	547
25	Kyphon, Inc. (a)	1,672
64	Laboratory Corp. of America Holdings (a)	4,970
11	LCA-Vision, Inc.	378
18	Lifecell Corp. (a)	596
31	LifePoint Hospitals, Inc. (a)	871
41	Ligand Pharmaceuticals, Inc. - Class B	257
46	Lincare Holdings, Inc. (a)	1,656
21	Magellan Health Services, Inc. (a)	853
23	MannKind Corp. (a)	204
40	Manor Care, Inc.	2,556
17	Martek Biosciences Corp. (a)	459
12	Matria Healthcare, Inc. (a)	306
161	McKesson Corp.	9,211
68	Medarex, Inc. (a)	1,166
152	Medco Health Solutions, Inc. (a)	12,988
28	Medicines Co. (The) (a)	468

30	Medicis Pharmaceutical Corp. - Class A	916
627	Medtronic, Inc.	33,131
23	Mentor Corp.	1,026
1,181	Merck & Co., Inc.	59,251
20	Meridian Bioscience, Inc.	516
43	MGI Pharma, Inc. (a)	1,014
174	Millennium Pharmaceuticals, Inc. (a)	1,766
29	Millipore Corp. (a)	2,021
8	Molina Healthcare, Inc. (a)	272
133	Mylan Laboratories, Inc.	2,008
23	Myriad Genetics, Inc. (a)	1,011
50	Nektar Therapeutics (a)	413
10	Nighthawk Radiology Holdings, Inc. (a)	220
19	NuVasive, Inc. (a)	606
66	Omnicare, Inc.	2,154
30	Onyx Pharmaceuticals, Inc. (a)	1,189
8	Orthofix International NV (Netherlands Antilles) (a)	383
31	OSI Pharmaceuticals, Inc. (a)	1,057
22	Owens & Minor, Inc.	878
9	Palomar Medical Technologies, Inc. (a)	284
20	Par Pharmaceutical Cos., Inc. (a)	448
15	Parexel International Corp. (a)	645
70	Patterson Cos., Inc. (a)	2,575
63	PDL BioPharma, Inc. (a)	1,229
26	Pediatrix Medical Group, Inc. (a)	1,551
42	Perrigo Co.	870
3,847	Pfizer, Inc.	95,559
57	Pharmaceutical Product Development, Inc.	1,997
16	Pharmion Corp. (a)	656
12	PolyMedica Corp.	621
12	Progenics Pharmaceuticals, Inc. (a)	277
37	PSS World Medical, Inc. (a)	706
29	Psychiatric Solutions, Inc. (a)	1,069
82	Quest Diagnostics, Inc.	4,490
7	Radiation Therapy Services, Inc. (a)	158
34	Regeneron Pharmaceuticals, Inc. (a)	662
41	Resmed, Inc. (a)	1,667
40	Respironics, Inc. (a)	1,897
26	Salix Pharmaceuticals, Ltd. (a)	300
801	Schering-Plough Corp.	24,046
18	Sciele Pharma, Inc. (a)	415
58	Sepracor, Inc. (a)	1,692
28	Sierra Health Services, Inc. (a)	1,176
10	Sirona Dental Systems, Inc. (a)	292
185	St Jude Medical, Inc. (a)	8,060
35	STERIS Corp.	982
154	Stryker Corp.	10,287
24	Sunrise Senior Living, Inc. (a)	859
20	Techne Corp. (a)	1,260
257	Tenet Healthcare Corp. (a)	871
26	Theravance, Inc. (a)	817
229	Thermo Fisher Scientific, Inc. (a)	12,419
26	Thoratec Corp. (a)	537
10	United Therapeutics Corp. (a)	685
731	UnitedHealth Group, Inc.	36,557
27	Universal Health Services, Inc. - Class B	1,426
51	Valeant Pharmaceuticals International (a)	804
17	Varian, Inc. (a)	1,020
69	Varian Medical Systems, Inc. (a)	2,787
45	VCA Antech, Inc. (a)	1,840
19	Ventana Medical Systems, Inc. (a)	1,554
71	Vertex Pharmaceuticals, Inc. (a)	2,766
38	Viropharma, Inc. (a)	377
4	Vital Signs, Inc.	201

13	Volcano Corp. (a)	193
55	Waters Corp. (a)	3,386
55	Watson Pharmaceuticals, Inc. (a)	1,640
19	WellCare Health Plans, Inc. (a)	1,875
336	WellPoint, Inc. (a)	27,078
19	Wright Medical Group, Inc. (a)	498
724	Wyeth	33,521
12	XenoPort, Inc. (a)	498
130	Zimmer Holdings, Inc. (a)	10,183
21	Zymogenetics, Inc. (a)	254

		993,291

	Industrials - 7.0%
24	ABM Industries, Inc.	561
14	Administaff, Inc.	483
10	Advisory Board Co. (The) (a)	575
49	Airtran Holdings, Inc. (a)	515
23	Alaska Air Group, Inc. (a)	571
23	Alexander & Baldwin, Inc.	1,194
155	Allied Waste Industries, Inc. (a)	1,979
4	Amerco, Inc. (a)	252
26	American Commercial Lines, Inc. (a)	671
21	American Reprographics Co. (a)	513
91	American Standard Cos., Inc.	3,352
121	AMR Corp. (a)	2,966
16	Apogee Enterprises, Inc.	403
12	Arkansas Best Corp.	431
9	Atlas Air Worldwide Holdings, Inc. (a)	457
55	Avis Budget Group, Inc. (a)	1,277
24	Beacon Roofing Supply, Inc. (a)	280
22	Brink’s Co. (The)	1,262
195	Burlington Northern Santa Fe Corp.	15,824
94	CH Robinson Worldwide, Inc.	4,610
42	ChoicePoint, Inc. (a)	1,652
74	Cintas Corp.	2,712
9	Clean Harbors, Inc. (a)	425
6	Consolidated Graphics, Inc. (a)	398
52	Continental Airlines, Inc. - Class B (a)	1,730
25	Con-way, Inc.	1,212
36	Copart, Inc. (a)	1,056
20	Corporate Executive Board Co.	1,361
66	Corrections Corp. of America (a)	1,694
10	CoStar Group, Inc. (a)	550
58	Covanta Holding Corp. (a)	1,310
6	CRA International, Inc. (a)	298
236	CSX Corp.	9,676
28	Deluxe Corp.	1,065
12	Dollar Thrifty Automotive Group (a)	354
38	Donaldson Co., Inc.	1,451
32	Dun & Bradstreet Corp.	3,122
23	Eagle Bulk Shipping, Inc. (Marshall Island)	606
34	EMCOR Group, Inc. (a)	1,066
83	Equifax, Inc.	3,197
116	Expeditors International Washington, Inc.	5,124
76	Fastenal Co.	3,466
155	FedEx Corp.	17,000
5	First Advantage Corp. - Class A (a)	97
48	Fluor Corp.	6,103
17	Forward Air Corp.	596
38	Foster Wheeler, Ltd. (Bermuda) (a)	4,501
23	FTI Consulting, Inc. (a)	1,208
12	G&K Services, Inc.	500
25	GATX Corp.	1,090
11	Genco Shipping & Trading, Ltd. (Marshall Island)	617
20	Genesee & Wyoming, Inc. (a)	548

27	Geo Group, Inc. (The) (a)	804
19	Granite Construction, Inc.	1,034
9	H&E Equipment Services, Inc. (a)	185
20	Healthcare Services Group	428
33	Heartland Express, Inc.	514
10	Heidrick & Struggles International, Inc. (a)	468
72	Hertz Global Holdings, Inc. (a)	1,592
13	Horizon Lines, Inc.	367
21	HUB Group, Inc. (a)	701
10	Huron Consulting Group, Inc. (a)	660
16	IHS, Inc. - Class A (a)	808
16	Interline Brands, Inc. (a)	388
64	Jacobs Engineering Group, Inc. (a)	4,230
56	JB Hunt Transport Services, Inc.	1,611
90	JetBlue Airways Corp. (a)	857
42	Kansas City Southern (a)	1,276
91	KBR, Inc. (a)	2,988
13	Kelly Services, Inc.	295
13	Kenexa Corp. (a)	361
29	Kirby Corp. (a)	1,110
30	Knight Transportation, Inc.	552
23	Korn/Ferry International (a)	511
26	Labor Ready, Inc. (a)	543
30	Landstar System, Inc.	1,290
35	Lennox International, Inc.	1,259
33	Manitowoc Co., Inc. (The)	2,623
46	Manpower, Inc.	3,232
12	Mcgrath Rentcorp	384
63	Monster Worldwide, Inc. (a)	2,155
26	MSC Industrial Direct Co.	1,347
23	Navigant Consulting, Inc. (a)	406
225	Norfolk Southern Corp.	11,522
18	Old Dominion Freight Line, Inc. (a)	518
20	Pacer International, Inc.	432
66	Pall Corp.	2,517
54	Pentair, Inc.	2,005
11	Perini Corp. (a)	623
29	PHH Corp. (a)	781
20	Republic Airways Holdings, Inc. (a)	381
93	Republic Services, Inc.	2,891
25	Resources Connection, Inc. (a)	750
91	Robert Half International, Inc.	2,907
19	Rollins, Inc.	505
119	RR Donnelley & Sons Co.	4,263
33	Ryder System, Inc.	1,807
35	Skywest, Inc.	880
427	Southwest Airlines Co.	6,452
48	Stericycle, Inc. (a)	2,395
9	TAL International Group, Inc.	226
22	TeleTech Holdings, Inc. (a)	644
31	Tetra Tech, Inc. (a)	608
56	UAL Corp. (a)	2,658
145	Union Pacific Corp.	16,178
366	United Parcel Service, Inc.	27,765
40	United Rentals, Inc. (a)	1,304
29	URS Corp. (a)	1,550
36	US Airways Group, Inc. (a)	1,114
11	Viad Corp.	393
8	Volt Information Sciences, Inc. (a)	120
16	Washington Group International, Inc. (a)	1,355
37	Waste Connections, Inc. (a)	1,126
281	Waste Management, Inc.	10,585
23	Watson Wyatt Worldwide, Inc.	1,088
29	Werner Enterprises, Inc.	540

16	Williams Scotsman International, Inc. (a)	437
41	WW Grainger, Inc.	3,756
31	YRC Worldwide, Inc. (a)	955

		262,971

	Information Technology - 5.2%
37	Acxiom Corp.	907
36	Alliance Data Systems Corp. (a)	2,824
67	Arrow Electronics, Inc. (a)	2,811
300	Automatic Data Processing, Inc.	13,722
81	Avnet, Inc. (a)	3,184
7	Bankrate, Inc. (a)	274
24	Blackbaud, Inc.	606
14	Blackboard, Inc. (a)	585
17	CACI International, Inc. - Class A (a)	867
33	CDW Corp.	2,840
78	Ceridian Corp. (a)	2,672
21	Checkpoint Systems, Inc. (a)	585
75	Convergys Corp. (a)	1,256
22	Digital River, Inc. (a)	1,020
28	DST Systems, Inc. (a)	2,141
554	eBay, Inc. (a)	18,891
26	eFunds Corp. (a)	943
15	Equinix, Inc. (a)	1,328
25	Euronet Worldwide, Inc. (a)	677
24	Factset Research Systems, Inc.	1,438
31	Fair Isaac Corp.	1,147
105	Fidelity National Information Services, Inc.	4,977
409	First Data Corp.	13,587
91	Fiserv, Inc. (a)	4,233
8	Forrester Research, Inc. (a)	203
38	Gartner, Inc. (a)	840
25	Global Cash Access Holdings, Inc. (a)	278
43	Global Payments, Inc.	1,698
125	Google, Inc. (a)	64,406
9	Heartland Payment Systems, Inc.	268
55	Hewitt Associates, Inc. (a)	1,850
80	Ingram Micro, Inc. (a)	1,571
26	Insight Enterprises, Inc. (a)	617
99	Iron Mountain, Inc. (a)	2,798
46	Jack Henry & Associates, Inc.	1,207
11	LoopNet, Inc. (a)	210
35	Mastercard, Inc. - Class A	4,795
12	MAXIMUS, Inc.	513
21	Mettler Toledo International, Inc. (a)	1,981
5	MicroStrategy, Inc. (a)	346
45	MoneyGram International, Inc.	957
56	MPS Group, Inc. (a)	771
53	NAVTEQ Corp. (a)	3,339
20	Omniture, Inc. (a)	496
52	Opsware, Inc. (a)	736
183	Paychex, Inc.	8,131
56	RealNetworks, Inc. (a)	349
23	SRA International, Inc. (a)	649
11	Synchronoss Technologies, Inc. (a)	382
9	SYNNEX Corp. (a)	179
7	Syntel, Inc.	242
30	Tech Data Corp. (a)	1,170
20	Total System Services, Inc.	555
54	Valueclick, Inc. (a)	1,082
22	VistaPrint Ltd. (Bermuda) (a)	723
5	WebMD Health Corp. (a)	273
415	Western Union Co. (The)	7,814
22	Wright Express Corp. (a)	812

		195,756

	Materials - 0.0%
14	Metal Management, Inc.	657

	Telecommunication Services - 0.0%
31	Premiere Global Services, Inc. (a)	405

	Total Common Stock - 99.9%
	(Cost $3,766,155)	3,782,316

	Rights - 0.0%
8	KKR Financial Holdings (b)	2

	(Cost $0)
	Total Investments - 99.9%
	(Cost $3,766,155)	3,782,318
	Other Assets in excess of Liabilities - 0.1%	4,051

	Net Assets - 100.0%	$3,786,369

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The Total market value of such securities is $2 which represents less than 0.1% of net assets.

Country Allocation*
United States	98.6%
Bermuda	0.7%
Cayman Islands	0.5%
Puerto Rico	0.1%
Switzerland	0.1%
Marshall Island	0.0%
Netherlands Antilles	0.0%

*	Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Please see previously submitted prospectus.

Claymore/Robeco Boston Partners Large-Cap Value ETF

Portfolio of Investments

August 31, 2007 (unaudited)

Number of Shares	Description	Value
	Total Investments - 99.9%
	Common Stocks - 98.5%
	Consumer Discretionary - 8.5%
236	American Eagle Outfitters, Inc.	$6,096
286	Best Buy Co., Inc.	12,570
224	Comcast Corp. - Class A (a)	5,844
266	DIRECTV Group, Inc. (The) (a)	6,206
149	Dollar Tree Stores, Inc. (a)	6,474
202	General Motors Corp.	6,209
359	Hasbro, Inc.	10,127
174	JC Penney Co., Inc.	11,964
80	Liberty Media Corp. - Capital Series A (a)	8,719
300	Macy’s, Inc.	9,516
264	Mattel, Inc.	5,710
433	McDonald’s Corp.	21,325
9	NVR, Inc. (a)	5,036
88	Omnicom Group, Inc.	4,482
244	Publicis Group, ADR (France)	10,621
97	Sears Holdings Corp. (a)	13,925
930	Time Warner, Inc.	17,651
826	Walt Disney Co. (The)	27,754
174	WPP Group PLC, ADR (United Kingdom)	12,396

		202,625

	Consumer Staples - 4.4%
470	Altria Group, Inc.	32,623
344	ConAgra Foods, Inc.	8,844
156	Fomento Economico Mexicano SAB de CV, ADR (Mexico)	5,435
107	General Mills, Inc.	5,979
137	HJ Heinz Co.	6,177
71	Imperial Tobacco Group PLC, ADR (United Kingdom)	6,425
100	Kimberly-Clark Corp.	6,869
117	Loews Corp. (Tracking Stock)	8,906
69	Molson Coors Brewing Co.	6,173
396	Unilever NV (Netherlands)	12,098
207	Unilever PLC, ADR (United Kingdom)	6,516

		106,045

	Energy - 18.3%
178	BP PLC, ADR (United Kingdom)	11,990
913	Chevron Corp.	80,125
634	ConocoPhillips	51,918
178	ENI SpA, ADR (Italy)	12,278
1,828	Exxon Mobil Corp.	156,714
263	Frontier Oil Corp.	10,791
313	Marathon Oil Corp.	16,867
171	Norsk Hydro ASA, ADR (Norway)	6,288
246	Petroleo Brasileiro SA, ADR (Brazil)	15,213
161	Royal Dutch Shell PLC, Class A ADR (United Kingdom)	12,453
157	Royal Dutch Shell PLC, Class B ADR (United Kingdom)	12,216
140	Tesoro Corp.	6,906
104	Tidewater, Inc.	6,807
161	Total SA, ADR (France)	12,089
360	Valero Energy Corp.	24,664

		437,319

	Financials - 35.9%
313	Aegon NV (Netherlands)	5,703
356	Allianz SE, ADR (Germany)	7,647
425	Allstate Corp. (The)	23,269
182	AMBAC Financial Group, Inc.	11,433
830	American International Group, Inc.	54,780
513	AmerCredit Corp. (a)	8,880
442	Annaly Capital Management, Inc., REIT	6,228
405	AON Corp.	17,545
266	Assurant, Inc.	13,710
316	Axis Capital Holdings Ltd. (Bermuda)	11,408
1,812	Bank of America Corp.	91,832
115	Bear Stearns Cos., Inc. (The)	12,496
3	Berkshire Hathaway, Inc. - Class B (a)	11,670
85	Boston Properties, Inc., REIT	8,506
498	CapitalSource, Inc., REIT	8,879
380	Chubb Corp.	19,429
1,902	Citigroup, Inc.	89,166
73	Deutsche Bank AG (Germany)	9,052
118	Developers Diversified Realty Corp., REIT	6,311

225	Discover Financial Services (a)	5,206
119	Everest Re Group Ltd. (Bermuda)	12,124
288	Federal National Mortgage Association	18,896
175	First Marblehead Corp. (The)	5,861
149	General Growth Properties, Inc., REIT	7,407
520	Genworth Financial, Inc.	15,070
87	Goldman Sachs Group, Inc.	15,313
223	HCP, Inc., REIT	6,784
82	HSBC Holdings PLC, ADR (United Kingdom)	7,405
301	iStar Financial, Inc., REIT	11,017
1,444	JPMorgan Chase & Co.	64,287
319	Lehman Brothers Holdings, Inc.	17,491
280	Lloyds TSB Group PLC, ADR (United Kingdom)	12,398
346	Loews Corp.	16,265
388	Merrill Lynch & Co., Inc.	28,596
116	MetLife, Inc.	7,430
200	Moody’s Corp.	9,170
451	Morgan Stanley	28,129
164	PartnerRe Ltd. (Bermuda)	11,924
108	Principal Financial Group, Inc.	5,993
183	Prudential Financial, Inc.	16,430
247	Safeco Corp.	14,331
56	SL Green Realty Corp., REIT	6,244
460	Thornburg Mortgage, Inc., REIT	5,419
132	Torchmark Corp.	8,126
480	Travelers Cos., Inc. (The)	24,259
200	UBS AG (Switzerland)	10,448
844	US Bancorp	27,303
118	Wachovia Corp.	5,780
151	Weingarten Realty Investors, REIT	6,072
274	Wells Fargo & Co.	10,012

		859,134

	Health Care - 9.2%
246	Aetna, Inc.	12,524
196	AmerisourceBergen Corp.	9,379
154	AstraZeneca PLC, ADR (United Kingdom)	7,577
154	Cigna Corp.	7,959
173	Health Net, Inc. (a)	9,479
210	Humana, Inc. (a)	13,459
699	King Pharmaceuticals, Inc. (a)	10,506
210	McKesson Corp.	12,014
88	Medco Health Solutions, Inc. (a)	7,520
284	Merck & Co., Inc	14,248
2,796	Pfizer, Inc.	69,453
16	PharMerica Corp. (a)	284
309	Sanofi-Aventis, ADR (France)	12,653
245	UnitedHealth Group, Inc.	12,252
276	WellPoint, Inc. (a)	22,243

		221,550

	Industrials - 5.6%
374	AMR Corp. (a)	9,167
68	Boeing Co.	6,576
167	Chicago Bridge & Iron Co. NV (Netherlands)	6,237
83	Deere & Co.	11,293
665	Delta Air Lines, Inc. (a)	11,225
62	Dun & Bradstreet Corp.	6,048
79	General Dynamics Corp.	6,206
119	Honeywell International, Inc.	6,682
135	Lockheed Martin Corp.	13,384
267	Northrop Grumman Corp.	21,050
206	Raytheon Co.	12,636
44	Siemens AG, ADR (Germany)	5,513
163	UAL Corp. (a)	7,738
88	Union Pacific Corp.	9,818

		133,573

	Information Technology - 3.9%
154	Accenture Ltd. (Bermuda)	6,346
470	ASML Holding NC (Netherlands) (a)	13,945
116	Computer Sciences Corp. (a)	6,490
203	eBay, Inc. (a)	6,922
541	Electronic Data Systems Corp.	12,383
534	Hewlett-Packard Co.	26,353
68	International Business Machines Corp.	7,935
212	Microsoft Corp.	6,091
237	Synopsys, Inc. (a)	6,475

		92,940

	Materials - 2.8%
226	Ashland, Inc.	13,512

78	Freeport-McMoRan Copper & Gold, Inc.	6,819
493	International Paper Co.	17,309
204	Nucor Corp.	10,792
256	Ternium SA, ADR (Luxembourg)	7,808
106	United States Steel Corp.	10,015

		66,255

	Telecommunications - 5.7%
1,881	AT&T, Inc.	74,995
224	France Telecom SA, ADR (France)	6,792
530	KT Corp., ADR (South Korea)	12,625
1,874	Qwest Communications International, Inc. (a)	16,772
555	Telecom Italia SpA, ADR (Italy)	12,454
399	Vodafone Group PLC, ADR (United Kingdom)	12,928

		136,566

	Utilities - 4.2%
298	AES Corp. (The) (a)	5,397
364	Centerpoint Energy, Inc.	5,904
73	Constellation Energy Group, Inc.	6,055
118	E.ON AG, ADR (Germany)	6,606
214	Edison International	11,280
134	FirstEnergy Corp.	8,233
230	Mirant Corp. (a)	8,963
175	National Grid PLC, ADR (United Kingdom)	13,151
196	Oneok, Inc.	9,183
278	PG&E Corp.	12,371
108	Sempra Energy	5,943
116	SUEZ SA, ADR (France)	6,644

		99,730

	Total Common Stocks - 98.5%	2,355,737

	(Cost $2,451,219)

	Preferred Stock - 1.1%

	Energy - 0.5%
240	Petroleo Brasileiro SA, Class A - ADR (Brazil)	12,775

	Industrials - 0.3%
285	Tam SA, ADR (Brazil)	6,601

	Telecommunications - 0.3%
334	Tele Norte Leste Participacoes SA, ADR (Brazil)	7,378

	Total Preferred Stock - 1.1%	26,754

	(cost $28,138)
	Income Trusts - 0.3%
	Energy - 0.3%
157	Enerplus Resources Fund (Canada)	6,611

	Total Income Trusts - 0.3%	6,611

	(Cost $7,047)
	Total Investments - 99.9%
	(Cost $2,486,404)	2,389,102
	Other Assets in excess of Liabilities - 0.1%	2,321

	Net Assets - 100.0%	$2,391,423

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust
PLC -	Public Limited Company
NV -	Legal Entity
SA -	Corporation
SpA -	Joint Stock Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	83.7%
United Kingdom	4.8%
France	2.0%
Brazil	1.8%
Bermuda	1.8%
Netherlands	1.6%
Germany	1.2%
Italy	1.0%
South Korea	0.5%
Switzerland	0.5%
Luxembourg	0.3%
Canada	0.3%
Norway	0.3%
Mexico	0.2%

*	Subject to change daily. Based on long-term investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Please see previously submitted prospectus.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: October 26, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: October 26, 2007